Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/23 (Unaudited)

COMMON STOCKS (80.3%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	27,212	$2,530,569
Trade Desk, Inc. (The) Class A(NON)	10,269	738,957

		3,269,526
Automotive (1.6%)
Aaron's Co., Inc. (The)	23,793	258,868
Bayerische Motoren Werke AG (Germany)	2,336	259,819
Blue Bird Corp.(NON)	8,119	218,888
BYD Co., Ltd. Class H (China)	47,500	1,305,297
Dana, Inc.	7,559	110,437
Ford Motor Co.	60,259	734,557
General Motors Co.	151,783	5,452,045
Kia Corp. (South Korea)	17,698	1,370,554
Mazda Motor Corp. (Japan)	73,900	783,881
PACCAR, Inc.	7,585	740,675
PROG Holdings, Inc.(NON)	9,465	292,563
Stellantis NV (Italy)	122,647	2,875,165
Subaru Corp. (Japan)	121,500	2,217,224
Tesla, Inc.(NON)	54,787	13,613,473
Toyota Motor Corp. (Japan)	33,600	616,788
TuSimple Holdings, Inc. Class A(NON)	73,995	64,953
United Rentals, Inc.	10,918	6,260,600
Visteon Corp.(NON)	5,038	629,246

		37,805,033
Banking (4.7%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	406,441	1,119,915
AIB Group PLC (Ireland)	205,915	881,106
Alinma Bank (Saudi Arabia)	110,101	1,137,293
Amalgamated Financial Corp.	4,631	124,759
ASR Nederland NV (Netherlands)	31,357	1,482,739
Associated Banc-Corp.	5,691	121,730
Axos Financial, Inc.(NON)	11,911	650,341
Banco Bilbao Vizcaya Argentaria SA (Spain)	295,869	2,695,764
Banco do Brasil SA (Brazil)	69,200	789,070
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,035	99,826
Banco Santander SA (Spain)	504,230	2,104,884
Bank Central Asia Tbk PT (Indonesia)	1,637,800	998,943
Bank Hapoalim MB (Israel)	213,631	1,914,211
Bank Mandiri Persero Tbk PT (Indonesia)	3,149,200	1,235,340
Bank of America Corp.	314,673	10,595,040
Bank of China, Ltd. Class H (China)	4,124,000	1,569,063
Bank of Ireland Group PLC (Ireland)	216,285	1,960,518
Bank of New York Mellon Corp. (The)	96,900	5,043,645
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	5,059	161,939
Banner Corp.	9,315	498,911
Cathay General Bancorp	12,252	546,072
Central Pacific Financial Corp.	9,104	179,167
Citigroup, Inc.	311,142	16,005,145
ConnectOne Bancorp, Inc.	6,598	151,160
CrossFirst Bankshares, Inc.(NON)	4,810	65,320
Customers Bancorp, Inc.(NON)	10,552	608,006
DBS Group Holdings, Ltd. (Singapore)	95,700	2,417,836
DNB Bank ASA (Norway)	83,694	1,778,052
East West Bancorp, Inc.	10,732	772,167
Eastern Bankshares, Inc.	7,860	111,612
Enterprise Financial Services Corp.	7,007	312,863
Erste Group Bank AG (Czech Republic)	38,003	1,541,904
FB Financial Corp.	6,025	240,096
First BanCorp/Puerto Rico (Puerto Rico)	37,364	614,638
First Financial Corp./IN	2,455	105,639
Grupo Financiero Banorte SAB de CV Class O (Mexico)	246,732	2,486,064
Hancock Whitney Corp.	11,837	575,160
Hanmi Financial Corp.	8,579	166,433
Heartland Financial USA, Inc.	7,847	295,126
Heritage Commerce Corp.	11,323	112,324
Hilltop Holdings, Inc.	3,753	132,143
Hope Bancorp, Inc.	28,684	346,503
HSBC Holdings PLC (United Kingdom)	12,522	101,141
ICICI Bank, Ltd. (India)	267,424	3,198,219
Independent Bank Corp./MI	4,021	104,626
International Bancshares Corp.	2,621	142,373
JPMorgan Chase & Co.	95,303	16,211,040
Mitsubishi UFJ Financial Group, Inc. (Japan)	296,700	2,553,310
Mizrahi Tefahot Bank, Ltd. (Israel)	33,301	1,287,382
National Bank Holdings Corp. Class A	3,153	117,260
Nordea Bank ABP (Finland)	224,845	2,781,009
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	94,877	790,325
OceanFirst Financial Corp.	7,523	130,599
OFG Bancorp (Puerto Rico)	9,309	348,901
Pathward Financial, Inc.	7,986	422,699
PNC Financial Services Group, Inc. (The)	33,859	5,243,066
Preferred Bank/Los Angeles CA	3,784	276,421
Premier Financial Corp.	5,781	139,322
QCR Holdings, Inc.	2,181	127,349
S&T Bancorp, Inc.	3,411	113,996
State Street Corp.	31,339	2,427,519
TrustCo Bank Corp. NY	3,248	100,850
Trustmark Corp.	4,202	117,152
UMB Financial Corp.	1,532	127,999
UniCredit SpA (Italy)	97,040	2,632,475
Wells Fargo & Co.	117,336	5,775,278
WesBanco, Inc.	3,422	107,348
Westamerica Bancorp	7,013	395,603

		110,521,729
Basic materials (4.1%)
AdvanSix, Inc.	7,371	220,835
American Vanguard Corp.	5,668	62,178
American Woodmark Corp.(NON)	4,698	436,209
Andersons, Inc. (The)	7,902	454,681
Anglo American PLC (London Exchange) (United Kingdom)	61,978	1,555,227
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	30,330	784,524
APL Apollo Tubes, Ltd. (India)	44,558	821,876
AptarGroup, Inc.	5,499	679,786
ArcelorMittal SA (France)	85,674	2,429,660
Archer-Daniels-Midland Co.	10,011	722,994
Arcosa, Inc.	1,623	134,125
Arkema SA (France)	9,351	1,063,699
Atkore, Inc.(NON)	4,706	752,960
Avient Corp.	2,718	112,987
Axalta Coating Systems, Ltd.(NON)	22,305	757,701
Beacon Roofing Supply, Inc.(NON)	1,194	103,902
BHP Group, Ltd. (ASE Exchange) (Australia)	148,302	5,083,873
BHP Group, Ltd. (London Exchange) (Australia)	9,859	337,335
BlueScope Steel, Ltd. (Australia)	99,134	1,577,679
Boise Cascade Co.	5,873	759,731
Builders FirstSource, Inc.(NON)	17,658	2,947,827
CF Industries Holdings, Inc.	9,468	752,706
Cie de Saint-Gobain SA (France)	37,322	2,759,824
Clearwater Paper Corp.(NON)	2,951	106,590
Commercial Metals Co.	2,191	109,638
Constellium SE (France)(NON)	29,756	593,930
Corteva, Inc.	74,781	3,583,506
CRH PLC (London Exchange) (Ireland)	89,308	6,154,401
CRH PLC (Ireland)	62,308	4,309,221
Dole PLC (Ireland)	25,527	313,727
Dow, Inc.	13,779	755,640
DuPont de Nemours, Inc.	46,727	3,594,708
Eastman Chemical Co.	33,888	3,043,820
Fortune Brands Innovations, Inc.	9,391	715,031
Freeport-McMoRan, Inc. (Indonesia)	157,211	6,692,472
Frontdoor, Inc.(NON)	15,946	561,618
Gibraltar Industries, Inc.(NON)	1,360	107,413
Glencore PLC (United Kingdom)	281,030	1,685,966
Hansol Chemical Co., Ltd. (South Korea)	4,268	748,587
Holcim AG (Switzerland)	11,655	915,241
Huntsman Corp.	29,434	739,676
Innospec, Inc.	3,171	390,794
Janus International Group, Inc.(NON)	8,591	112,113
Larsen & Toubro, Ltd. (India)	29,341	1,241,987
LightWave Logic, Inc.(NON)	35,721	177,891
Limbach Holdings, Inc.(NON)	3,748	170,422
Linde PLC	7,846	3,222,430
LSB Industries, Inc.(NON)	11,762	109,504
LyondellBasell Industries NV Class A	18,359	1,745,574
Martin Marietta Materials, Inc.	1,501	748,864
Minerals Technologies, Inc.	1,770	126,219
Mobe Omdistroer AB	21,185	756,940
Mueller Industries, Inc.	2,438	114,952
NewMarket Corp.	1,169	638,075
Novozymes A/S Class B (Denmark)	27,783	1,529,736
Nucor Corp.	4,295	747,502
Orion Engineered Carbons SA (Luxembourg)	6,197	171,843
PPG Industries, Inc.	29,539	4,417,558
Proto Labs, Inc.(NON)	2,531	98,608
Reliance Steel & Aluminum Co.	2,564	717,100
Rio Tinto PLC (United Kingdom)	18,530	1,376,187
Sherwin-Williams Co. (The)	13,676	4,265,545
Shin-Etsu Chemical Co., Ltd. (Japan)	85,800	3,585,259
Simpson Manufacturing Co., Inc.	1,945	385,071
Standex International Corp.	750	118,785
Steel Dynamics, Inc.	6,547	773,201
Sterling Construction Co., Inc.(NON)	7,261	638,460
Taiyo Nippon Sanso Corp. (Japan)	53,600	1,429,355
TopBuild Corp.(NON)	2,343	876,891
Tronox Holdings PLC Class A	33,291	471,401
Tutor Perini Corp.(NON)	8,315	75,667
UFP Industries, Inc.	6,774	850,476
UltraTech Cement, Ltd. (India)	10,034	1,265,619
Weyerhaeuser Co.(R)	43,061	1,497,231
Worthington Enterprises, Inc.	2,620	150,781
Worthington Steel, Inc.	1,815	51,002
Yara International ASA (Norway)	21,005	746,371

		95,838,918
Broadcasting (—%)
Sinclair, Inc.	8,884	115,759

		115,759
Building materials (0.2%)
AAON, Inc.	1,589	117,379
Apogee Enterprises, Inc.	5,680	303,369
JELD-WEN Holding, Inc.(NON)	23,063	435,429
Masonite International Corp.(NON)	1,604	135,795
Modine Manufacturing Co.(NON)	10,951	653,775
Owens Corning	5,611	831,719
Trane Technologies PLC	11,169	2,724,119

		5,201,585
Capital goods (3.7%)
A.O. Smith Corp.	9,564	788,456
Adient PLC(NON)	2,895	105,262
Airbus SE (France)	11,936	1,842,421
Alamo Group, Inc.	551	115,815
Albany International Corp. Class A	1,341	131,713
Allison Transmission Holdings, Inc.	12,403	721,234
American Axle & Manufacturing Holdings, Inc.(NON)	46,818	412,467
Applied Industrial Technologies, Inc.	2,955	510,299
Aptiv PLC(NON)	9,213	826,590
Argan, Inc.	2,231	104,388
Astronics Corp.(NON)	6,462	112,568
BAE Systems PLC (United Kingdom)	99,770	1,411,534
Ball Corp.	35,711	2,054,097
Belden, Inc.	2,682	207,185
Berry Global Group, Inc.	11,760	792,506
Boeing Co. (The)(NON)	22,586	5,887,267
Caterpillar, Inc.	2,679	792,100
Columbus McKinnon Corp./NY	2,613	101,959
Comfort Systems USA, Inc.	654	134,508
Curtiss-Wright Corp.	3,203	713,596
Dassault Aviation SA (France)	3,186	630,428
Deere & Co.	2,061	824,132
Donaldson Co., Inc.	11,338	740,938
Eaton Corp. PLC	2,761	664,904
Ebara Corp. (Japan)	11,900	700,710
Elite Material Co., Ltd. (Taiwan)	49,000	606,498
Encore Wire Corp.	1,910	407,976
Enviri Corp.(NON)	12,634	113,706
Fortive Corp.	10,537	775,839
Franklin Electric Co., Inc.	1,235	119,363
GEA Group AG (Germany)	20,989	873,558
Gentex Corp.	22,479	734,164
Gentherm, Inc.(NON)	2,051	107,390
GrafTech International, Ltd.	72,967	159,798
Hitachi, Ltd. (Japan)	18,500	1,337,021
Honeywell International, Inc.	17,869	3,747,308
Hyster-Yale Materials Handling, Inc.	3,414	212,317
Ingersoll Rand, Inc.	68,346	5,285,879
Interface, Inc.	10,056	126,907
ITT, Inc.	6,497	775,222
Johnson Controls International PLC	67,442	3,887,357
KEI Industries, Ltd. (India)	41,499	1,618,247
Kone Oyj Class B (Finland)	41,377	2,070,604
Legrand SA (France)	6,775	705,685
LKQ Corp.	15,949	762,203
Lockheed Martin Corp.	1,751	793,623
Mitsubishi Electric Corp. (Japan)	126,800	1,789,983
Mitsubishi Heavy Industries, Ltd. (Japan)	23,400	1,361,591
MYR Group, Inc.(NON)	773	111,799
nLight, Inc.(NON)	6,926	93,501
Northrop Grumman Corp.	9,862	4,616,797
O-I Glass, Inc.(NON)	26,799	438,968
Oshkosh Corp.	7,025	761,580
Otis Worldwide Corp.	7,645	683,998
Parker Hannifin Corp.	1,230	566,661
Powell Industries, Inc.	3,869	342,020
Prysmian SpA (Italy)	105,204	4,796,405
Republic Services, Inc.	4,821	795,031
Rheinmetall AG (Germany)	3,656	1,158,960
RTX Corp.	44,357	3,732,198
Ryerson Holding Corp.	12,051	417,929
Samsung SDI Co., Ltd. (South Korea)	2,323	845,596
Shyft Group, Inc. (The)	8,798	107,512
Standard Motor Products, Inc.	1,236	49,205
Steelcase, Inc. Class A	7,737	104,604
Stoneridge, Inc.(NON)	4,814	94,210
Tennant Co.	594	55,058
Terex Corp.	10,618	610,110
Textron, Inc.	8,838	710,752
Titan International, Inc.(NON)	10,226	152,163
TransDigm Group, Inc.	2,544	2,573,510
Veralto Corp.(NON)	4,697	386,375
Vertiv Holdings Co.	87,295	4,192,779
Vinci SA (France)	47,075	5,912,299
Waste Connections, Inc.	14,935	2,229,347
Watts Water Technologies, Inc. Class A	3,495	728,148

		86,966,831
Commercial and consumer services (2.8%)
Arrowhead Pharmaceuticals, Inc.(NON)	4,941	151,195
Automatic Data Processing, Inc.	43,255	10,077,117
Barrett Business Services, Inc.	1,053	121,937
Booking Holdings, Inc.(NON)	4,056	14,387,524
Cimpress PLC (Ireland)(NON)	4,920	393,846
Cintas Corp.	1,211	729,821
Compass Group PLC (United Kingdom)	108,021	2,951,665
CoStar Group, Inc.(NON)	20,320	1,775,765
Ecolab, Inc.	4,010	795,384
Expedia Group, Inc.(NON)	44,112	6,695,760
Experian PLC (United Kingdom)	56,040	2,283,729
Global Payments, Inc.	5,903	749,681
Huron Consulting Group, Inc.(NON)	1,105	113,594
Laureate Education, Inc.	22,686	311,025
LiveRamp Holdings, Inc.(NON)	16,388	620,777
Mastercard, Inc. Class A	31,335	13,364,691
PayPal Holdings, Inc.(NON)	145,374	8,927,417
RE/MAX Holdings, Inc. Class A	11,839	157,814
SP Plus Corp.(NON)	2,832	145,140
StoneCo., Ltd. Class A (Brazil)(NON)	39,150	705,875
WEX, Inc.(NON)	4,051	788,122

		66,247,879
Communication services (1.3%)
American Tower Corp.(R)	37,021	7,992,094
AT&T, Inc.	262,857	4,410,740
Charter Communications, Inc. Class A(NON)	9,551	3,712,283
Comcast Corp. Class A	79,490	3,485,636
Crown Castle, Inc.(R)	6,243	719,131
Iridium Communications, Inc.	24,209	996,442
Preformed Line Products Co.	711	95,174
SBA Communications Corp.(R)	3,104	787,454
Spark NZ, Ltd. (New Zealand)	81,714	267,665
T-Mobile US, Inc.	29,904	4,794,508
Telstra Group, Ltd. (Australia)	562,955	1,516,861
Verizon Communications, Inc.	20,448	770,890
Vodafone Group PLC (United Kingdom)	2,593,939	2,253,288

		31,802,166
Communications equipment (0.1%)
arista Networks, Inc.(NON)	3,195	752,454
Motorola Solutions, Inc.	2,310	723,238
Viavi Solutions, Inc.(NON)	11,046	111,233

		1,586,925
Computers (5.4%)
8x8, Inc.(NON)	30,839	116,571
A10 Networks, Inc.	27,077	356,604
Accton Technology Corp. (Taiwan)	69,000	1,169,163
Adeia, Inc.	25,793	319,575
Agilysys, Inc.(NON)	3,179	269,643
AppFolio, Inc. Class A(NON)	561	97,188
Apple, Inc.	479,057	92,232,844
AURAS Technology Co., Ltd. (Taiwan)	47,000	536,280
Bandwidth, Inc. Class A(NON)	12,240	177,113
Calix, Inc.(NON)	11,608	507,154
Cisco Systems, Inc.	122,081	6,167,532
CommVault Systems, Inc.(NON)	8,101	646,865
CrowdStrike Holdings, Inc. Class A(NON)	2,849	727,407
Dropbox, Inc. Class A(NON)	24,457	720,992
Elastic NV(NON)	5,713	643,855
Extreme Networks, Inc.(NON)	34,095	601,436
Fortinet, Inc.(NON)	12,198	713,949
MongoDB, Inc.(NON)	1,915	782,948
MSCI, Inc.	6,499	3,676,160
NetApp, Inc.	7,665	675,746
NetScout Systems, Inc.(NON)	4,605	101,080
PDF Solutions, Inc.(NON)	2,988	96,034
Phreesia, Inc.(NON)	14,179	328,244
PlayAGS, Inc.(NON)	12,518	105,527
Pure Storage, Inc. Class A(NON)	20,211	720,724
Qualys, Inc.(NON)	4,086	802,000
Rapid7, Inc.(NON)	10,840	618,964
RingCentral, Inc. Class A(NON)	23,624	802,035
Smartsheet, Inc. Class A(NON)	20,984	1,003,455
Snowflake, Inc. Class A(NON)	4,312	858,088
Super Micro Computer, Inc.(NON)	3,778	1,073,934
Synopsys, Inc.(NON)	14,627	7,531,588
Teradata Corp.(NON)	16,046	698,161
Vimeo, Inc.(NON)	46,959	184,079
Weave Communications, Inc.(NON)	17,964	206,047
Yext, Inc.(NON)	42,731	251,686
Zoom Video Communications, Inc. Class A(NON)	10,033	721,473
Zscaler, Inc.(NON)	3,359	744,220

		127,986,364
Conglomerates (1.0%)
3M Co.	94,815	10,365,176
AMETEK, Inc.	4,209	694,022
General Electric Co.	5,801	740,382
Marubeni Corp. (Japan)	141,700	2,229,653
Mitsubishi Corp. (Japan)	125,700	2,002,091
Mitsui & Co., Ltd. (Japan)	72,400	2,697,562
Siemens AG (Germany)	29,457	5,525,252
SPX Technologies, Inc.(NON)	4,019	405,959

		24,660,097
Consumer (0.5%)
Kimberly-Clark Corp.	5,431	659,921
LVMH Moet Hennessy Louis Vuitton SA (France)	8,964	7,270,928
Pandora A/S (Denmark)	15,888	2,194,956
Signet Jewelers, Ltd.	6,711	719,822

		10,845,627
Consumer finance (1.0%)
American Express Co.	6,182	1,158,136
Bread Financial Holdings, Inc.	14,916	491,333
Capital One Financial Corp.	31,067	4,073,505
Discover Financial Services	63,094	7,091,766
Enova International, Inc.(NON)	2,982	165,084
Mr. Cooper Group, Inc.(NON)	10,299	670,671
Navient Corp.	29,816	555,174
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	4,627	57,699
PennyMac Financial Services, Inc.	3,267	288,705
SLM Corp.	47,365	905,619
Synchrony Financial	19,324	737,984
Visa, Inc. Class A	31,434	8,183,842

		24,379,518
Consumer staples (5.4%)
ACCO Brands Corp.	19,433	118,153
Alsea SAB de CV (Mexico)(NON)	133,633	506,406
Altria Group, Inc.	65,489	2,641,826
Asahi Group Holdings, Ltd. (Japan)	47,600	1,771,702
Auto Trader Group PLC (United Kingdom)	158,757	1,457,741
Boston Beer Co., Inc. (The) Class A(NON)	2,054	709,842
Brink's Co. (The)	6,776	595,949
Cal-Maine Foods, Inc.	2,074	119,027
Cargurus, Inc.(NON)	18,960	458,074
Carlsberg A/S Class B (Denmark)	3,353	420,264
Carrols Restaurant Group, Inc.	27,957	220,301
Chipotle Mexican Grill, Inc.(NON)	1,949	4,457,285
CK Hutchison Holdings, Ltd. (Hong Kong)	589,500	3,172,904
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	55,800	800,394
Coca-Cola Co. (The)	264,224	15,570,720
Coca-Cola Consolidated, Inc.	790	733,436
Coca-Cola Europacific Partners PLC (Spain)	40,272	2,687,753
Coca-Cola HBC AG (Italy)	47,546	1,395,650
Colgate-Palmolive Co.	9,433	751,904
Copart, Inc.(NON)	14,340	702,660
CoreCivic, Inc.(NON)	10,131	147,203
Costco Wholesale Corp.	11,546	7,621,284
Coupang, Inc.(NON)	44,414	719,063
Coursera, Inc.(NON)	4,336	83,988
Danone SA (France)	18,560	1,203,826
Dave & Buster's Entertainment, Inc.(NON)	2,385	128,432
Dino Polska SA (Poland)(NON)	8,213	961,186
DoorDash, Inc. Class A(NON)	8,089	799,921
Etsy, Inc.(NON)	7,693	623,518
Eventbrite, Inc. Class A(NON)	46,904	392,117
First Watch Restaurant Group, Inc.(NON)	5,299	106,510
Heidrick & Struggles International, Inc.	6,007	177,387
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	15,332	1,233,182
Hudson Technologies, Inc.(NON)	11,008	148,498
Imperial Brands PLC (United Kingdom)	98,736	2,268,937
Ingles Markets, Inc. Class A	1,133	97,857
Ingredion, Inc.	6,664	723,244
Insperity, Inc.	875	102,568
Inter Parfums, Inc.	4,049	583,096
ITOCHU Corp. (Japan)	59,700	2,436,913
Itron, Inc.(NON)	8,835	667,131
Jeronimo Martins SGPS SA (Portugal)	45,170	1,148,513
John B. Sanfilippo & Son, Inc.	1,303	134,261
Kenvue, Inc.	93,961	2,022,980
Keurig Dr Pepper, Inc.	105,799	3,525,222
Koninklijke Ahold Delhaize NV (Netherlands)	82,678	2,373,891
Korn Ferry	9,064	537,948
L'Oreal SA (France)	5,144	2,557,626
MakeMyTrip, Ltd. (India)(NON)	15,883	746,183
McDonald's Corp.	6,901	2,046,216
MercadoLibre, Inc. (Brazil)(NON)	925	1,453,675
Molson Coors Beverage Co. Class B	11,100	679,431
Mondelez International, Inc. Class A	9,518	689,389
Monster Beverage Corp.(NON)	13,222	761,719
Nestle SA (Switzerland)	48,890	5,658,400
Nissin Food Products Co., Ltd. (Japan)	62,400	2,175,868
PDD Holdings, Inc. ADR (China)(NON)	7,413	1,084,596
PepsiCo, Inc.	5,938	1,008,510
Perdoceo Education Corp.	15,187	266,684
Philip Morris International, Inc.	14,321	1,347,320
Procter & Gamble Co. (The)	65,578	9,609,801
Recruit Holdings Co., Ltd. (Japan)	76,700	3,274,576
Resideo Technologies, Inc.(NON)	6,623	124,645
Resources Connection, Inc.	6,020	85,303
Sally Beauty Holdings, Inc.(NON)	11,528	153,092
Shoprite Holdings, Ltd. (South Africa)	67,515	1,014,503
Simply Good Foods Co. (The)(NON)	9,451	374,260
Starbucks Corp.	7,233	694,440
Sumber Alfaria Trijaya Tbk PT (Indonesia)	4,068,800	773,937
Sysco Corp.	9,970	729,106
Toyota Tsusho Corp. (Japan)	19,300	1,130,709
Turning Point Brands, Inc.	3,397	89,409
Uber Technologies, Inc.(NON)	218,818	13,472,624
Unilever PLC (United Kingdom)	76,231	3,688,354
United Natural Foods, Inc.(NON)	6,702	108,773
Upwork, Inc.(NON)	37,112	551,855
USANA Health Sciences, Inc.(NON)	2,000	107,200
WH Group, Ltd. (Hong Kong)	962,500	620,827
Zomato, Ltd. (India)(NON)	241,650	358,189

		127,697,887
Electronics (5.1%)
Advanced Micro Devices, Inc.(NON)	43,463	6,406,881
Allied Motion Technologies, Inc.	2,300	69,483
Ambarella, Inc.(NON)	1,754	107,503
Broadcom, Inc.	13,915	15,532,619
CEVA, Inc.(NON)	4,612	104,739
EnerSys	1,068	107,825
ESCO Technologies, Inc.	1,632	190,993
Hoya Corp. (Japan)	41,600	5,173,755
Keysight Technologies, Inc.(NON)	4,942	786,223
MediaTek, Inc. (Taiwan)	31,000	1,021,006
NVIDIA Corp.	94,788	46,940,914
NXP Semiconductors NV	12,377	2,842,749
Photronics, Inc.(NON)	4,416	138,530
Qorvo, Inc.(NON)	6,451	726,447
Qualcomm, Inc.	132,281	19,131,801
Rambus, Inc.(NON)	10,971	748,771
Samsung Electronics Co., Ltd. (South Korea)	79,114	4,811,707
Samsung Electronics Co., Ltd. (Preference) (South Korea)	56,708	2,734,563
Shimadzu Corp. (Japan)	47,000	1,309,687
Sinbon Electronics Co., Ltd. (Taiwan)	102,000	992,737
SK Hynix, Inc. (South Korea)	22,074	2,410,154
STMicroelectronics NV (France)	37,203	1,866,714
Synaptics, Inc.(NON)	2,273	259,304
Thales SA (France)	12,300	1,819,119
TTM Technologies, Inc.(NON)	18,498	292,453
Vicor Corp.(NON)	4,015	180,434
Vishay Intertechnology, Inc.	4,185	100,314
Vontier Corp.	80,895	2,794,922
Woodward, Inc.	5,200	707,876

		120,310,223
Energy (3.1%)
Alpha Metallurgical Resources, Inc.	2,154	730,034
Amplify Energy Corp.(NON)	14,223	84,342
Arch Resources, Inc.	1,632	270,814
BP PLC (United Kingdom)	856,506	5,061,537
Cabot Oil & Gas Corp.	28,170	718,898
California Resources Corp.	7,528	411,631
Cheniere Energy, Inc.	26,024	4,442,557
Chevron Corp.	5,442	811,729
ConocoPhillips	53,719	6,235,165
CONSOL Energy, Inc.	6,047	607,905
DMC Global, Inc.(NON)	5,648	106,295
Equinor ASA (Norway)	79,619	2,522,299
Exxon Mobil Corp.	194,228	19,418,915
FutureFuel Corp.	12,968	78,845
Golar LNG, Ltd. (Norway)	4,919	113,088
INPEX Corp. (Japan)	35,300	475,791
Marathon Oil Corp.	291,147	7,034,112
Marathon Petroleum Corp.	30,137	4,471,125
Murphy Oil Corp.	2,324	99,142
Nabors Industries, Ltd.(NON)	1,596	130,281
Newpark Resources, Inc.(NON)	15,585	103,484
NOW, Inc.(NON)	31,004	350,965
Oceaneering International, Inc.(NON)	5,149	109,571
Par Pacific Holdings, Inc.(NON)	15,503	563,844
PBF Energy, Inc. Class A	16,599	729,692
Peabody Energy Corp.	20,144	489,902
PetroChina Co., Ltd. Class H (China)	2,246,000	1,480,578
PRIO SA (Brazil)	97,700	926,195
Reliance Industries, Ltd. (India)	14,754	457,868
Schlumberger, Ltd.	13,781	717,163
Shell PLC (United Kingdom)	152,668	5,018,034
Shell PLC (United Kingdom)	23,851	774,900
SM Energy Co.	13,974	541,073
SunCoke Energy, Inc.	19,906	213,790
Targa Resources Corp.	8,795	764,022
Thermon Group Holdings, Inc.(NON)	6,637	216,167
US Silica Holdings, Inc.(NON)	34,779	393,350
Valero Energy Corp.	35,495	4,614,350
W&T Offshore, Inc.	30,173	98,364
Warrior Met Coal, Inc.	10,736	654,574
Weatherford International PLC(NON)	7,503	734,018

		73,776,409
Entertainment (0.2%)
Daktronics, Inc.(NON)	11,707	99,275
Live Nation Entertainment, Inc.(NON)	23,776	2,225,434
Sony Group Corp. (Japan)	25,400	2,406,769

		4,731,478
Financial (1.0%)
3i Group PLC (United Kingdom)	85,091	2,619,295
Ally Financial, Inc.	23,508	820,899
Apollo Global Management, Inc.	40,131	3,739,808
B3 SA - Brasil Bolsa Balcao (Brazil)	336,600	1,008,220
Deutsche Boerse AG (Germany)	7,895	1,625,474
Eurazeo SE (France)	3,997	317,808
Euronext NV (France)	22,309	1,937,135
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	5,300	181,340
Japan Exchange Group, Inc. (Japan)	136,500	2,879,972
Jefferies Financial Group, Inc.	19,350	781,934
Julius Baer Group, Ltd. (Switzerland)	41,521	2,333,069
London Stock Exchange Group PLC (United Kingdom)	26,786	3,166,474
MGIC Investment Corp.	70,694	1,363,687
Nasdaq, Inc.	12,927	751,576
NMI Holdings, Inc. Class A(NON)	3,420	101,506
REC, Ltd. (India)	165,348	819,295

		24,447,492
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	87,590	2,428,537
DraftKings, Inc. Class A(NON)	21,042	741,731
Golden Entertainment, Inc.	4,577	182,760
International Game Technology PLC	20,990	575,336
La Francaise des Jeux SAEM (France)	8,544	310,150
Light & Wonder, Inc.(NON)	8,925	732,832
Monarch Casino & Resort, Inc.	1,439	99,507
Red Rock Resorts, Inc. Class A	11,351	605,349

		5,676,202
Health care (9.9%)
10x Genomics, Inc. Class A(NON)	14,556	814,554
Abbott Laboratories	92,611	10,193,693
AbbVie, Inc.	48,551	7,523,949
ACADIA Pharmaceuticals, Inc.(NON)	28,075	879,028
Adaptive Biotechnologies Corp.(NON)	21,602	105,850
Addus HomeCare Corp.(NON)	1,123	104,271
Agenus, Inc.	140,746	116,524
Alkermes PLC(NON)	25,445	705,844
Alnylam Pharmaceuticals, Inc.(NON)	3,900	746,499
American Well Corp. Class A(NON)	58,245	86,785
Amgen, Inc.	2,418	696,432
AMN Healthcare Services, Inc.(NON)	1,498	112,170
Amneal Pharmaceuticals, Inc.(NON)	18,861	114,486
AngioDynamics, Inc.(NON)	13,499	105,832
Apollo Hospitals Enterprise, Ltd. (India)	16,712	1,144,534
Arcellx, Inc.(NON)	10,652	591,186
Arcturus Therapeutics Holdings, Inc.(NON)	15,800	498,174
Arvinas, Inc.(NON)	16,223	667,739
AstraZeneca PLC (United Kingdom)	57,934	7,802,748
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	3,617	11,068
AstraZeneca PLC ADR (United Kingdom)	69,184	4,659,542
AtriCure, Inc.(NON)	9,202	328,419
Avanos Medical, Inc.(NON)	8,069	180,988
Axogen, Inc.(NON)	12,870	87,902
Bio-Rad Laboratories, Inc. Class A(NON)	1,248	402,967
Biohaven, Ltd.(NON)	16,898	723,234
Boston Scientific Corp.(NON)	109,551	6,333,143
Bristol-Myers Squibb Co.	14,934	766,264
Cardinal Health, Inc.	53,935	5,436,648
Castle Biosciences, Inc.(NON)	6,677	144,090
Catalyst Pharmaceuticals, Inc.(NON)	7,182	120,729
Cigna Group (The)	26,293	7,873,438
Cochlear, Ltd. (Australia)	6,083	1,235,986
Cogent Biosciences, Inc.(NON)	22,861	134,423
Corcept Therapeutics, Inc.(NON)	6,617	214,920
Cullinan Oncology, Inc.(NON)	6,076	61,914
CVS Health Corp.	9,247	730,143
Danaher Corp.	17,508	4,050,301
Dexcom, Inc.(NON)	27,551	3,418,804
Dyne Therapeutics, Inc.(NON)	10,505	139,717
Elevance Health, Inc.	6,390	3,013,268
Eli Lilly and Co.	42,052	24,512,952
Exelixis, Inc.(NON)	74,122	1,778,187
Fate Therapeutics, Inc.(NON)	66,949	250,389
FUJIFILM Holdings Corp. (Japan)	32,300	1,934,984
Fulgent Genetics, Inc.(NON)	6,074	175,599
Genelux Corp.(NON)	5,815	81,468
Glaukos Corp.(NON)	2,729	216,928
GlaxoSmithKline PLC (United Kingdom)	163,044	3,011,634
HCA Healthcare, Inc.	22,630	6,125,488
Health Catalyst, Inc.(NON)	19,765	183,024
HealthEquity, Inc.(NON)	1,611	106,809
Hologic, Inc.(NON)	9,899	707,284
Humana, Inc.	11,934	5,463,505
IDEXX Laboratories, Inc.(NON)	3,002	1,666,260
ImmunityBio, Inc.(NON)	146,668	736,273
Immunovant, Inc.(NON)	14,544	612,739
Inari Medical, Inc.(NON)	1,753	113,805
Incyte Corp.(NON)	45,918	2,883,191
Inspire Medical Systems, Inc.(NON)	3,984	810,465
Intuitive Surgical, Inc.(NON)	12,664	4,272,327
Ipsen SA (France)	6,341	756,810
iTeos Therapeutics, Inc.(NON)	9,583	104,934
Jazz Pharmaceuticals PLC(NON)	5,512	677,976
Johnson & Johnson	4,377	686,051
Keros Therapeutics, Inc.(NON)	3,552	141,228
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	10,575	185,486
Lantheus Holdings, Inc.(NON)	7,785	482,670
Ligand Pharmaceuticals, Inc.(NON)	1,501	107,201
LivaNova PLC (United Kingdom)(NON)	8,706	450,448
Lonza Group AG (Switzerland)	1,711	719,847
M3, Inc. (Japan)	67,600	1,113,251
MacroGenics, Inc.(NON)	19,063	183,386
Max Healthcare Institute, Ltd. (India)	113,984	938,995
McKesson Corp.	16,744	7,752,137
Medpace Holdings, Inc.(NON)	2,592	794,526
Medtronic PLC	8,779	723,214
Merck & Co., Inc.	180,001	19,623,709
Merck KGaA (Germany)	7,013	1,115,472
MiMedx Group, Inc.(NON)	11,921	104,547
Neurocrine Biosciences, Inc.(NON)	6,613	871,329
Nevro Corp.(NON)	4,594	98,863
Novartis AG (Switzerland)	48,544	4,901,464
Novavax, Inc.(NON)	19,244	92,371
Novo Nordisk A/S Class B (Denmark)	80,923	8,370,257
Nurix Therapeutics, Inc.(NON)	16,886	174,264
Nuvation Bio, Inc.(NON)	41,634	62,867
Option Care Health, Inc.(NON)	17,808	599,952
OraSure Technologies, Inc.(NON)	25,766	211,281
Orthofix Medical, Inc. (Netherlands)(NON)	8,280	111,614
Pacific Biosciences of California, Inc.(NON)	11,047	108,371
PetIQ, Inc.(NON)	12,803	252,859
Pfizer, Inc.	24,105	693,983
PTC Therapeutics, Inc.(NON)	12,410	342,020
Quanterix Corp.(NON)	8,745	239,088
RadNet, Inc.(NON)	6,757	234,941
RAPT Therapeutics, Inc.(NON)	7,527	187,046
Regeneron Pharmaceuticals, Inc.(NON)	9,519	8,360,443
Roche Holding AG (Switzerland)	16,360	4,741,654
Sabra Health Care REIT, Inc.(R)	26,428	377,128
Sanofi SA (France)	64,271	6,371,917
Schrodinger, Inc.(NON)	3,377	120,897
Select Medical Holdings Corp.	14,844	348,834
Semler Scientific, Inc.(NON)	2,169	96,065
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	8,000	328,291
Shionogi & Co., Ltd. (Japan)	18,200	876,247
SI-BONE, Inc.(NON)	5,639	118,363
Sonic Healthcare, Ltd. (Australia)	24,507	534,997
STAAR Surgical Co.(NON)	6,673	208,264
Sun Pharmaceutical Industries, Ltd. (India)	42,498	642,318
Surmodics, Inc.(NON)	2,895	105,233
Teladoc Health, Inc.(NON)	38,455	828,705
TG Therapeutics, Inc.(NON)	11,302	193,038
Thermo Fisher Scientific, Inc.	12,058	6,400,266
UnitedHealth Group, Inc.	18,329	9,649,669
Veradigm, Inc.(NON)	30,235	317,165
Vertex Pharmaceuticals, Inc.(NON)	24,184	9,840,228
Vir Biotechnology, Inc.(NON)	10,701	107,652
Voyager Therapeutics, Inc.(NON)	14,577	123,030
Wave Life Sciences, Ltd.(NON)	11,678	58,974
West Pharmaceutical Services, Inc.	1,035	364,444
Zymeworks, Inc.(NON)	19,142	198,885

		234,248,682
Homebuilding (0.6%)
Beazer Homes USA, Inc.(NON)	16,809	567,976
Forestar Group, Inc.(NON)	7,494	247,827
Hovnanian Enterprises, Inc. Class A(NON)	2,196	341,742
KB Home	2,112	131,916
Lennar Corp. Class A	5,654	842,672
M/I Homes, Inc.(NON)	5,219	718,865
NVR, Inc.(NON)	103	721,046
PulteGroup, Inc.	92,117	9,508,317
Taylor Wimpey PLC (United Kingdom)	220,698	412,572
Toll Brothers, Inc.	7,006	720,147
TRI Pointe Homes, Inc.(NON)	19,699	697,345

		14,910,425
Insurance (2.4%)
AIA Group, Ltd. (Hong Kong)	333,800	2,899,189
Allianz SE (Germany)	5,400	1,442,343
American Equity Investment Life Holding Co.(NON)	11,823	659,723
American International Group, Inc.	160,747	10,890,609
Assured Guaranty, Ltd.	44,056	3,296,710
AXA SA (France)	195,060	6,367,318
Axis Capital Holdings, Ltd.	15,030	832,211
Berkshire Hathaway, Inc. Class B(NON)	5,703	2,034,032
Chubb, Ltd.	2,842	642,292
CNO Financial Group, Inc.	22,832	637,013
Corebridge Financial, Inc.	37,332	808,611
Employers Holdings, Inc.	3,054	120,328
Equitable Holdings, Inc.	94,536	3,148,049
Essent Group, Ltd.	13,545	714,363
Everest Re Group, Ltd.	1,787	631,847
Genworth Financial, Inc. Class A(NON)	97,449	650,959
Globe Life, Inc.	6,206	755,394
Horace Mann Educators Corp.	9,742	318,563
Jackson Financial, Inc. Class A	13,428	687,514
Loews Corp.	10,022	697,431
Marsh & McLennan Cos., Inc.	3,358	636,240
MetLife, Inc.	77,893	5,151,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,830	2,828,277
Old Republic International Corp.	24,276	713,714
Prudential PLC (United Kingdom)	106,930	1,203,726
Reinsurance Group of America, Inc.	13,557	2,193,251
Swiss Re AG (Switzerland)	21,748	2,446,059
Tokio Marine Holdings, Inc. (Japan)	55,700	1,390,573
Universal Insurance Holdings, Inc.	6,833	109,191
Unum Group	16,185	731,886
Zurich Insurance Group AG (Switzerland)	2,023	1,057,641

		56,696,121
Investment banking/Brokerage (1.1%)
Affiliated Managers Group, Inc.	5,011	758,766
Ameriprise Financial, Inc.	9,275	3,522,923
BGC Group, Inc. Class A	84,331	608,870
Charles Schwab Corp. (The)	86,929	5,980,715
Goldman Sachs Group, Inc. (The)	22,745	8,774,338
Investor AB Class B (Sweden)	120,095	2,787,395
SEI Investments Co.	11,655	740,675
StoneX Group, Inc.(NON)	6,380	471,035
Virtu Financial, Inc. Class A	38,377	777,518
Virtus Investment Partners, Inc.	1,326	320,574

		24,742,809
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	4,513	102,174

		102,174
Lodging/Tourism (0.5%)
H World Group, Ltd. ADR (China)(NON)	32,014	1,070,548
Hilton Worldwide Holdings, Inc.	25,289	4,604,875
Host Hotels & Resorts, Inc.(R)	35,957	700,083
Indian Hotels Co., Ltd. (India)	304,214	1,600,964
InterContinental Hotels Group PLC (United Kingdom)	20,851	1,883,232
Marriott International, Inc./MD Class A	3,382	762,675
MGM Resorts International(NON)	7,358	328,755
Ryman Hospitality Properties, Inc.(R)	6,936	763,376

		11,714,508
Media (0.8%)
Informa PLC (United Kingdom)	90,078	894,275
Netflix, Inc.(NON)	29,266	14,249,030
Universal Music Group NV (Netherlands)	141,074	4,028,530

		19,171,835
Publishing (0.2%)
TOPPAN Holdings, Inc. (Japan)	43,300	1,204,739
Wolters Kluwer NV (Netherlands)	17,202	2,444,479

		3,649,218
Real estate (1.4%)
Alexander & Baldwin, Inc.(R)	12,229	232,596
American Assets Trust, Inc.(R)	4,694	105,662
Anywhere Real Estate, Inc.(NON)	49,128	398,428
Apartment Income REIT Corp.(R)	21,089	732,421
Apple Hospitality REIT, Inc.(R)	14,347	238,304
Armada Hoffler Properties, Inc.(R)	7,957	98,428
AvalonBay Communities, Inc.(R)	3,629	679,421
BrightSpire Capital, Inc.(R)	36,292	270,012
Brixmor Property Group, Inc.(R)	31,644	736,356
Broadstone Net Lease, Inc.(R)	6,472	111,448
Centerspace(R)	4,053	235,885
COPT Defense Properties(R)	4,086	104,724
Cushman & Wakefield PLC(NON)	26,999	291,589
Elme Communities(R)	3,454	50,428
EPR Properties(R)	15,414	746,808
Equity Residential(R)	31,366	1,918,345
Essential Properties Realty Trust, Inc.(R)	4,100	104,796
Essex Property Trust, Inc.(R)	3,022	749,275
First Industrial Realty Trust, Inc.(R)	15,896	837,242
Gaming and Leisure Properties, Inc.(R)	68,599	3,385,361
Goodman Group (Australia)(R)	163,176	2,801,819
Granite Point Mortgage Trust, Inc.(R)	17,069	101,390
Kennedy-Wilson Holdings, Inc.	33,525	415,040
Kite Realty Group Trust(R)	7,460	170,536
Klepierre SA (France)(R)	34,939	955,354
Ladder Capital Corp.(R)	9,380	107,964
MFA Financial, Inc.(R)	16,851	189,911
Mid-America Apartment Communities, Inc.(R)	5,506	740,337
National Health Investors, Inc.(R)	5,560	310,526
National Retail Properties, Inc.	18,362	791,402
NexPoint Residential Trust, Inc.(R)	3,035	104,495
Park Hotels & Resorts, Inc.	45,912	702,454
Persimmon PLC (United Kingdom)	121,184	2,137,383
Phoenix Mills, Ltd. (The) (India)	45,226	1,220,580
Piedmont Office Realty Trust, Inc. Class A(R)	20,080	142,769
Regency Centers Corp.(R)	10,590	709,530
Retail Opportunity Investments Corp.(R)	24,234	340,003
Rithm Capital Corp.(R)	64,494	688,796
RLJ Lodging Trust(R)	19,835	232,466
RMR Group, Inc. (The) Class A	3,390	95,700
Service Properties Trust(R)	13,223	112,924
Simon Property Group, Inc.(R)	9,025	1,287,326
SITE Centers Corp.(R)	7,880	107,404
Sunstone Hotel Investors, Inc.(R)	54,169	581,233
Tanger, Inc.(R)	4,109	113,901
Taylor Morrison Home Corp.(NON)	14,555	776,509
Terreno Realty Corp.(R)	1,606	100,648
TPG RE Finance Trust, Inc.(R)	16,509	107,309
UDR, Inc.(R)	19,614	751,020
Urban Edge Properties(R)	32,376	592,481
VICI Properties, Inc.(R)	23,038	734,451
Vornado Realty Trust(R)	87,957	2,484,785
Xenia Hotels & Resorts, Inc.(R)	3,840	52,301

		32,788,276
Retail (4.9%)
Abercrombie & Fitch Co. Class A(NON)	1,191	105,070
Amazon.com, Inc.(NON)	319,279	48,511,251
American Eagle Outfitters, Inc.	4,680	99,029
Associated British Foods PLC (United Kingdom)	51,475	1,551,659
AutoZone, Inc.(NON)	272	703,286
BJ's Wholesale Club Holdings, Inc.(NON)	28,698	1,913,009
BlueLinx Holdings, Inc.(NON)	2,645	299,705
Buckle, Inc. (The)	2,952	140,279
Caleres, Inc.	14,766	453,759
Dillard's, Inc. Class A	1,421	573,587
Fast Retailing Co., Ltd. (Japan)	4,900	1,214,894
G-III Apparel Group, Ltd.(NON)	2,947	100,139
GMS, Inc.(NON)	8,380	690,763
Home Depot, Inc. (The)	13,521	4,685,703
Industria de Diseno Textil SA (Spain)	65,316	2,848,850
J. Jill, Inc.(NON)	6,051	155,995
Lululemon Athletica, Inc. (Canada)(NON)	10,466	5,351,161
Nike, Inc. Class B	26,075	2,830,963
O'Reilly Automotive, Inc.(NON)	13,697	13,013,246
Pan Pacific International Holdings Corp. (Japan)	56,800	1,351,815
Ross Stores, Inc.	19,446	2,691,132
Target Corp.	28,459	4,053,131
TJX Cos., Inc. (The)	19,536	1,832,672
WalMart de Mexico (Walmex) SAB de CV (Mexico)	158,299	665,506
Walmart, Inc.	133,249	21,006,705

		116,843,309
Semiconductor (1.2%)
AIXTRON SE (Germany)	34,086	1,455,273
Applied Materials, Inc.	11,487	1,861,698
ASML Holding NV (Netherlands)	10,917	8,242,479
Axcelis Technologies, Inc.(NON)	3,849	499,177
Disco Corp. (Japan)	11,600	2,854,494
KLA Corp.	2,177	1,265,490
Kokusai Electric Corp. (Japan)(NON)	42,400	918,645
Lam Research Corp.	977	765,245
MaxLinear, Inc. Class A(NON)	14,964	355,694
Renesas Electronics Corp. (Japan)(NON)	83,600	1,500,369
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	454,350	8,744,185

		28,462,749
Software (6.7%)
Adobe, Inc.(NON)	32,324	19,284,499
Atlassian Corp. Class A(NON)	3,722	885,315
Autodesk, Inc.(NON)	3,021	735,553
Cadence Design Systems, Inc.(NON)	52,735	14,363,432
Domo, Inc. Class B(NON)	23,742	244,305
F5 Networks, Inc.(NON)	3,811	682,093
HubSpot, Inc.(NON)	6,739	3,912,259
Intapp, Inc.(NON)	12,065	458,711
Manhattan Associates, Inc.(NON)	3,366	724,767
Microsoft Corp.	250,996	94,384,536
Nexon Co., Ltd. (Japan)	84,100	1,527,356
Oracle Corp.	122,419	12,906,635
Pegasystems, Inc.	12,528	612,118
PROS Holdings, Inc.(NON)	8,896	345,076
ROBLOX Corp. Class A(NON)	17,429	796,854
SAP SE (Germany)	1,033	158,902
Sapiens International Corp. NV (Israel)	6,584	190,541
Square Enix Holdings Co., Ltd. (Japan)	53,200	1,906,373
Squarespace, Inc. Class A(NON)	19,129	631,448
Tata Consultancy Services, Ltd. (India)	45,824	2,086,476
Totvs SA (Brazil)	94,955	658,563
Veeva Systems, Inc. Class A(NON)	3,964	763,149
Workday, Inc. Class A(NON)	2,668	736,528

		158,995,489
Technology services (5.0%)
Alibaba Group Holding, Ltd. (China)(NON)	151,756	1,466,608
Alphabet, Inc. Class A(NON)	220,804	30,844,111
Alphabet, Inc. Class C(NON)	140,867	19,852,386
DocuSign, Inc.(NON)	38,726	2,302,261
eBay, Inc.	16,636	725,662
Fair Isaac Corp.(NON)	1,743	2,028,869
Fidelity National Information Services, Inc.	11,392	684,317
Fiserv, Inc.(NON)	5,038	669,248
GoDaddy, Inc. Class A(NON)	16,202	1,720,004
HealthStream, Inc.	4,694	126,879
Integral Ad Science Holding Corp.(NON)	23,375	336,366
Leidos Holdings, Inc.	27,106	2,933,953
Meta Platforms, Inc. Class A(NON)	81,152	28,724,563
Palo Alto Networks, Inc.(NON)	16,751	4,939,535
Prosus NV (China)	105,246	3,138,132
Q2 Holdings, Inc.(NON)	3,246	140,909
Roku, Inc.(NON)	7,806	715,498
Salesforce, Inc.(NON)	21,670	5,702,244
Scout24 SE (Germany)	37,268	2,636,747
SCSK Corp. (Japan)	38,700	766,197
Spotify Technology SA (Sweden)(NON)	3,395	637,954
Tencent Holdings, Ltd. (China)	118,111	4,462,323
Unisys Corp.(NON)	23,390	131,452
VeriSign, Inc.(NON)	3,265	672,459
Western Union Co. (The)	57,759	688,487
Xerox Holdings Corp.	6,714	123,068

		117,170,232
Textiles (0.3%)
Asics Corp. (Japan)	18,000	561,495
Hermes International (France)	1,406	2,983,917
PRADA SpA (Italy)	326,200	1,861,395
Shenzhou International Group Holdings, Ltd. (China)	116,500	1,195,449

		6,602,256
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	7,597	108,789

		108,789
Toys (0.2%)
JAKKS Pacific, Inc.(NON)	3,026	107,574
Nintendo Co., Ltd. (Japan)	110,200	5,758,629

		5,866,203
Transportation (1.5%)
ArcBest Corp.	3,326	399,818
Ardmore Shipping Corp. (Ireland)	9,364	131,939
Arlo Technologies, Inc.(NON)	25,153	239,457
Canadian National Railway Co. (Canada)	18,338	2,304,965
Canadian Pacific Kansas City, Ltd. (Canada)	43,432	3,433,734
Copa Holdings SA Class A (Panama)	8,330	885,562
CSX Corp.	21,045	729,630
Daseke, Inc.(NON)	12,727	103,089
Delta Air Lines, Inc.	17,406	700,243
Deutsche Lufthansa AG (Germany)(NON)	27,416	243,667
Deutsche Post AG (Germany)	30,709	1,521,194
FedEx Corp.	26,394	6,676,891
Hub Group, Inc. Class A(NON)	4,408	405,272
International Container Terminal Services, Inc. (Philippines)	308,410	1,365,953
International Seaways, Inc.	2,072	94,235
Kirby Corp.(NON)	9,720	762,826
Kuehne + Nagel International AG (Switzerland)	1,477	509,152
Matson, Inc.	6,351	696,070
Norfolk Southern Corp.	3,251	768,471
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	543,910	1,982,937
Ryanair Holdings PLC ADR (Ireland)(NON)	11,565	1,542,308
Scorpio Tankers, Inc.	10,877	661,322
SITC International Holdings Co., Ltd. (Hong Kong)	57,000	98,266
SkyWest, Inc.(NON)	9,863	514,849
Southwest Airlines Co.	100,570	2,904,462
Teekay Corp. (Bermuda)(NON)	22,877	163,571
Teekay Tankers, Ltd. Class A (Canada)	11,045	551,919
Union Pacific Corp.	19,946	4,899,137
Westinghouse Air Brake Technologies Corp.	5,711	724,726

		36,015,665
Utilities and power (2.1%)
ALLETE, Inc.	10,320	631,171
Ameren Corp.	47,220	3,415,895
American Electric Power Co., Inc.	8,814	715,873
Black Hills Corp.	1,798	97,002
Centrica PLC (United Kingdom)	927,649	1,659,759
Chesapeake Utilities Corp.	993	104,891
China Resources Gas Group, Ltd. (China)	320,600	1,049,519
Constellation Energy Corp.	42,067	4,917,211
Dominion Energy, Inc.	14,594	685,918
DTE Energy Co.	6,389	704,451
Duke Energy Corp.	7,571	734,690
E.ON SE (Germany)	173,223	2,323,804
Edison International	50,146	3,584,938
Enel SpA (Italy)	253,941	1,890,127
Eni SpA (Italy)	34,006	577,203
Entergy Corp.	6,992	707,520
Eversource Energy	11,851	731,444
Exelon Corp.	97,638	3,505,204
Iberdrola SA (Spain)	9,851	128,832
New Jersey Resources Corp.	3,531	157,412
NextEra Energy, Inc.	11,581	703,430
Northwest Natural Holding Co.	5,710	222,347
NRG Energy, Inc.	117,244	6,061,515
NTPC, Ltd. (India)	288,905	1,077,835
Otter Tail Corp.	1,321	112,245
PG&E Corp.(NON)	40,064	722,354
Pinnacle West Capital Corp.	4,425	317,892
PNM Resources, Inc.	11,733	488,093
Portland General Electric Co.	4,454	193,036
PPL Corp.	12,343	334,495
Public Service Enterprise Group, Inc.	10,919	667,697
RWE AG (Germany)	30,106	1,368,785
SJW Group	2,888	188,731
Southern Co. (The)	9,352	655,762
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	11,872	13,653
Tokyo Gas Co., Ltd. (Japan)	88,000	2,017,341
Unitil Corp.	2,123	111,606
Vistra Corp.	127,479	4,910,491
Xcel Energy, Inc.	11,289	698,902

		49,189,074

Total common stocks (cost $1,264,496,828)		$1,901,145,462

CORPORATE BONDS AND NOTES (9.0%)(a)
		Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$500,439
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		265,000	275,704
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	79,217
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		355,000	349,834
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		240,000	249,662
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	394,869
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		70,000	71,573
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		55,000	53,326
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	237,031
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	268,150
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	295,766
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	127,647
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	130,787
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	151,163
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		570,000	597,515
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		804,000	824,386
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	154,915
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, 3/14/53 (Mexico)		200,000	212,250
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	744,011
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	273,777
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	85,258
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	105,373
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	248,446
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	101,239
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$150,000	130,580
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		375,000	316,406
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	169,368
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	251,801
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	203,925
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	281,410
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	183,063
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	135,032
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	135,058
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	250,218
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	294,144
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	110,097
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	275,501
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	174,281
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		190,000	159,600
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		245,000	228,235
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	244,819
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	32,077
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	68,631
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	97,184
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	210,431
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		335,000	283,288
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	225,758
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		320,000	325,658
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	163,200
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		115,000	125,701
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	357,213
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	176,247
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	164,578
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	65,076
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	305,024
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	126,337
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	125,616
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	228,200
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	230,922
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		170,000	158,932
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	233,912
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	486,365
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	354,624
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	188,750
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	246,139
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	289,094
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		390,000	321,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		95,000	38,711
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	296,742
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	266,397
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	141,621
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	616,254
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	351,284
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	123,519
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	34,814
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		155,000	149,126
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		290,000	289,275
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	272,787

			18,247,113
Capital goods (0.7%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	169,391
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	151,011
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	186,080
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$260,000	220,084
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	219,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	205,869
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	401,850
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		24,000	23,585
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	162,059
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	418,048
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	223,464
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	741,736
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	102,855
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	75,476
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		5,000	5,001
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	45,746
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		260,000	258,786
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	250,205
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	339,705
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		210,000	228,096
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	145,267
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	204,043
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	202,052
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	152,408
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		135,000	117,948
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	173,250
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		430,000	428,388
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		280,000	285,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	216,651
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	46,220
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	92,725
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		590,000	501,624
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	132,993
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		165,000	172,231
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		570,000	520,838
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	228,187
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	197,339
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	220,529
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	217,452
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		145,000	131,825
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	387,677
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		195,000	167,919
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	511,235
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	143,864
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	128,936
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		350,000	354,862
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,105
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		450,000	458,392
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	97,850
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	202,588
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		410,000	379,426
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	61,561
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	61,149
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	434,754
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		260,000	241,622
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	258,314
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		370,000	397,740
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		140,000	153,198
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		180,000	169,650
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		230,000	225,337
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	224,324
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		235,000	220,636
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		55,000	57,635
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	234,594
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		225,000	231,750
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		310,000	317,750
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	110,000	117,128
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		$56,000	50,319
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	253,420
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		403,000	412,427
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	101,063

			15,902,842
Communication services (0.8%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	215,634
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	164,715
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	155,604
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	340,907
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	137,045
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		520,000	487,416
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	456,446
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		147,000	136,444
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	731,919
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		210,000	205,220
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	387,950
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	494,409
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		130,000	128,545
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		160,000	137,034
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		110,000	103,684
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,545,000	1,411,767
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	157,307
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		425,000	374,833
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	442,511
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		380,000	373,393
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	170,296
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		180,000	178,289
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	133,338
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	68,968
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	171,934
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	108,486
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		157,000	147,383
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		290,000	275,957
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	237,479
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	303,238
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		228,000	205,698
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		112,000	108,078
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		340,000	211,650
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	234,850
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		310,000	291,269
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		15,000	14,066
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		225,000	115,963
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		70,000	55,832
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	98,526
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		550,000	343,750
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	130,417
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	778,723
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		370,000	357,457
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		200,000	205,742
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		148,000	143,513
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		545,000	269,775
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	196,944
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		271,000	293,637
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	499,560
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		108,000	102,416
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	836,077
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54		30,000	31,743
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		125,000	125,754
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	140,980
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	6,021
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		365,000	370,742
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		235,000	218,339
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	224,099
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	458,325
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	372,044
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	322,298
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,250,420
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		216,000	195,395
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		255,000	199,219
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	178,060
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	490,100

			18,915,633
Consumer cyclicals (1.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		390,000	358,898
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	230,100
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	132,481
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	317,965
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL sr. notes Ser. REGS, 3.625%, 6/1/28	EUR	150,000	145,097
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		$710,000	681,433
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	45,702
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	302,809
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	236,239
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		163,200	150,501
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	22,720
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		90,000	83,304
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		355,000	365,485
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	120,758
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	259,766
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		385,000	393,490
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		110,000	102,522
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		10,000	6,600
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	590,488
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		321,000	294,290
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	282,095
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	440,555
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		405,000	415,302
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		500,000	451,003
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		130,000	129,986
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		340,000	345,110
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		80,000	83,530
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		160,000	175,008
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	492,594
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		190,000	206,800
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		215,000	190,950
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		275,000	267,438
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		27,000	27,135
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		225,000	206,416
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		250,000	215,551
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		195,000	174,668
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	537,888
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	717,735
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		495,000	449,327
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		450,000	423,000
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		75,000	77,344
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		90,000	86,777
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		55,000	49,301
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	278,451
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	38,665
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		195,000	174,796
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		725,000	547,011
GTCR W-2 Merger Sub, LLC 144A sr. notes 7.50%, 1/15/31		275,000	290,599
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	159,288
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		285,000	276,210
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	188,035
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	334,312
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		383,499	248,920
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	335,000	403,107
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$698,000	690,912
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		32,000	27,037
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		175,000	165,375
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	259,550
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		310,000	285,636
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		175,000	156,266
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	378,131
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	489,199
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	388,269
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	57,368
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	424,923
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	282,395
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	122,103
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	86,400
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		340,000	294,719
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		255,000	236,323
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		225,000	205,513
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	133,135
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		330,000	318,203
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	390,600
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		120,000	75,551
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		105,000	92,925
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	431,498
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	125,400
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	171,488
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		495,000	461,586
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	586,619
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	163,181
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	149,290
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		427,000	441,142
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		116,000	110,131
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	234,465
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		70,000	64,504
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	380,072
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		220,000	231,031
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	173,987
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	107,466
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	59,226
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		410,000	397,488
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		250,000	243,204
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	111,263
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		225,000	223,688
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	80,776
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		11,000	8,549
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		170,000	177,545
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		360,000	387,224
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	183,177
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	62,782
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	18,002
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	113,154
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	71,212
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27		115,000	104,652
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		415,000	392,353
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	114,976
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	102,169
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	194,482
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	273,756
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	208,090
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		375,000	357,797
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	207,903
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	77,424
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		120,000	116,992
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	19,254
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	348,988
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		210,000	189,352
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	311,133
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	179,784
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	181,473
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		300,000	298,021
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		120,000	126,325
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	110,550
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	203,150
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	135,619
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		195,000	191,022
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		265,000	264,277
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		190,000	196,008
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		120,000	119,656
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		395,000	328,344
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	258,910
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	72,133
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,192,000	1,090,923
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	431,181
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		235,000	227,483
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		245,000	238,410
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		240,000	248,700
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		310,000	292,574

			33,969,102
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		495,000	443,965
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	272,838
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		425,000	413,187
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	208,808
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	332,724
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	162,822
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	532,863
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	350,000	413,085
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$295,000	269,747
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	262,298
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	174,643
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	126,830
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	222,032
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	234,479
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	182,316
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	123,561
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		60,000	54,442
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		175,000	153,650
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	276,449
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		395,000	324,022
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		128,000	112,588
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	319,006
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		263,000	271,098
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		47,000	48,626
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28		785,000	804,192
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		126,000	121,351
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	129,692
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		290,000	267,360
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		113,000	110,340
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		240,000	207,365
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	45,370
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		715,000	684,613
McCormick & Co., Inc. sr. unsec. notes 1.85%, 2/15/31		18,000	14,718
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		350,000	396,335
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	983,329
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		375,000	191,250
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	305,726
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		70,000	72,990
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		175,000	166,205

			10,556,915
Energy (0.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	153,633
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	111,848
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		305,000	261,327
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		265,000	270,637
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		490,000	494,175
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	27,343
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		440,000	439,698
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,010,000	966,032
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		25,000	21,301
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	250,000
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		40,000	42,429
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		155,000	161,811
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		305,000	324,687
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		150,000	155,392
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		265,000	229,835
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	187,474
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		195,000	194,115
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	197,633
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	139,693
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	164,642
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	428,475
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		640,000	640,604
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		570,000	563,549
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		195,000	209,282
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	140,339
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	202,607
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		120,000	110,400
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	292,841
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		260,000	253,175
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		305,000	299,221
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		265,000	264,912
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		225,000	220,429
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	826,000
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		138,000	150,527
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		235,000	263,516
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		130,000	134,390
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		715,000	729,544
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	225,826
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	72,472
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		295,000	281,399
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		335,000	330,539
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		159,000	161,344
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		141,000	140,930
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	80,324
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		190,000	151,715
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		116,000	96,254
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		350,000	328,390
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		219,000	217,995
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		180,000	173,579
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		395,000	373,320
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		280,000	292,132
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		300,000	310,866
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	89,491
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		165,000	164,570
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		275,000	275,127
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	78,116
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	639,210
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	182,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		205,000	190,650
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		155,000	146,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		240,000	233,138
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		75,000	76,122
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		195,000	194,032
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		160,000	165,998
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		109,250	114,140
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		270,000	282,150
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		405,000	403,292
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	113,637
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		240,000	217,752
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		260,000	270,826
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		280,000	296,287
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		355,000	354,816
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		135,000	136,336
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31		185,000	191,475
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	68,727

			18,646,274
Financials (2.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	195,972
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		600,000	522,198
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		600,000	570,096
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	208,753
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	170,653
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	424,015
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		140,000	143,619
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	468,818
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28		275,000	280,422
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		475,000	468,181
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		385,000	383,639
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		562,000	615,671
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	241,240
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		200,000	170,027
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	86,757
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	190,420
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		255,000	232,982
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		240,000	218,778
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		265,000	272,578
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	208,462
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30		215,000	228,470
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	256,537
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	379,790
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,300
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	180,865
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	194,249
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	669,906
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	793,388
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	294,181
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	966,539
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	163,156
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,185,308
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,098,174
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	262,396
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		300,000	305,012
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	262,590
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	84,214
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	93,755
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	164,162
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,775
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		535,000	539,195
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	320,738
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	701,546
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		278,000	246,120
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,355,208
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		15,000	15,109
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	312,337
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	214,637
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		430,000	420,114
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		340,000	331,809
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	207,317
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	192,675
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	549,307
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	170,584
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		230,000	216,729
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		340,000	362,423
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	392,528
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)		175,000	181,647
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	775,969
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	110,250
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	460,745
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		364,000	363,274
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	660,283
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		200,000	189,337
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		75,000	81,563
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		55,000	59,881
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		220,000	217,129
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		125,000	119,296
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		623,000	606,100
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	54,096
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		100,000	106,410
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	162,611
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		137,000	126,755
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		105,000	107,629
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	147,744
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		96,000	95,406
goeasy, Ltd. 144A company guaranty sr. unsec. notes 9.25%, 12/1/28 (Canada)		165,000	176,215
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	129,977
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		66,000	58,527
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,531,000	1,480,978
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	100,177
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		170,000	179,559
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		465,000	466,797
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	66,778
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	272,823
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		195,000	186,052
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	96,032
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		240,000	244,921
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		280,000	208,386
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	111,964
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		104,000	102,255
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		44,000	43,759
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	542,912
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47		116,000	99,242
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	40,266
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		743,000	622,038
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		570,000	586,366
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,295,441
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		700,000	615,142
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		78,000	76,455
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	146,282
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		205,000	184,845
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	64,121
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		415,000	391,022
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	210,808
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		239,000	254,779
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	169,413
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	210,946
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	248,962
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		475,000	477,160
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,301,776
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		470,000	456,233
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		122,000	118,718
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		45,000	48,336
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		155,000	159,642
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		40,000	41,554
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		455,000	424,246
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		190,000	182,700
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		265,000	267,398
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	127,937
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	112,067
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	121,145
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	304,329
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		245,000	252,195
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		195,000	192,714
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		260,000	232,856
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	683,633
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	98,782
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	43,416
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	312,276
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)		475,000	484,134
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	282,585
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	417,337
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	232,688
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	303,564
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	268,660
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	556,325
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		308,000	281,890
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	202,395
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	488,585
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32		120,000	122,550
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	402,354
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	145,369
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,690,044
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		235,000	239,951
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	216,662
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	90,659
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	117,704

			47,413,358
Health care (0.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		25,000	24,378
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	266,315
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	209,058
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		135,000	141,634
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	53,627
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	107,786
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	506,393
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	329,736
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		335,000	353,405
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	141,750
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		420,000	252,942
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		96,000	93,028
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		500,000	446,884
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	494,227
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	190,530
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		275,000	263,650
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	103,788
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	96,338
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		125,000	130,641
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		57,000	56,809
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	22,503
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	83,622
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	101,269
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	443,264
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		736,000	697,273
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		5,215	5,239
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		117,644	109,239
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	121,986
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		255,000	264,228
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	149,970
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	113,855
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		76,000	75,104
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	112,822
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	99,718
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		410,000	366,612
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		45,000	46,667
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	259,783
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		390,000	363,252
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	18,909
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	335,749
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	119,289
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	367,407
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		640,000	578,652
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	179,090
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	583,835
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	63,263
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		305,000	280,741
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		345,000	329,410
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		145,000	127,900
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	107,193
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		148,000	148,332
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		622,000	621,679
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	497,963
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	313,600
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	137,385
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		150,000	130,814
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		335,000	299,993
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	537,653
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		535,000	528,972
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	200,165
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	348,825
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	512,335
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	244,688
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	530,051
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		435,000	446,504
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	214,369
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	723,571
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	263,917
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	335,584
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		248,000	242,670
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	210,101

			18,494,934
Technology (0.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	152,469
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	288,034
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	163,164
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27		655,000	628,558
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	272,428
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		917,000	869,556
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	279,521
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		755,000	683,754
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		195,000	168,675
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	65,348
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	482,097
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,099,975
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	64,828
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		190,000	193,773
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		245,000	229,892
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		405,000	384,750
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		885,000	842,910
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	93,605
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		119,000	96,985
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		475,000	429,270
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		140,000	146,275
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		145,000	146,994
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	333,855
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		550,000	522,557
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		164,000	177,749
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		265,000	273,512
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		221,000	203,055
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		599,000	583,296
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		799,000	589,691
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	40,960
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	886,183
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		70,000	68,175
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		152,000	137,529
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		55,000	43,069
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	241,900
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		295,000	266,251
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		870,000	689,109
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		300,000	306,375
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		610,000	530,700
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	224,490
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	228,807
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		65,000	74,328
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		75,000	60,748
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	258,960
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		335,000	304,013
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		440,000	391,823
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		355,000	323,862
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		585,000	530,592

			16,074,450
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	229,069
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		195,833	194,421
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	594,906
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	209,709
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	107,080
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	141,378
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	209,582
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	84,171
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	87,696
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		580,000	580,000

			2,438,012
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		145,000	147,393
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	173,952
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	193,209
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		180,000	180,807
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	498,619
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	80,374
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		205,000	193,725
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		175,000	164,880
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	47,362
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		270,000	247,513
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		90,000	83,594
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	112,344
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33		45,000	45,833
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	284,669
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	420,545
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	89,649
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	370,568
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	221,750
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	303,070
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	207,171
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	580,392
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	85,023
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	76,547
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,455,000	1,214,910
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	136,559
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	663,024
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		110,000	115,479
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		330,000	331,967
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		50,000	51,391
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	129,349
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		70,000	68,890
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		305,000	346,753
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	105,784
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		290,000	292,583
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		99,000	97,849
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		95,000	98,903
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	48,051
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	335,689
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	104,189
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	45,062
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		570,000	589,834
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		380,000	366,527
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	77,483
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		140,000	145,321
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		135,000	134,412
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	98,500
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		212,000	198,357
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	201,130
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	146,040
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		155,000	163,128
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		130,000	135,017

			11,251,170

Total corporate bonds and notes (cost $222,559,471)			$211,909,803

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,738,230	$1,788,622
5.50%, with due dates from 3/20/53 to 7/20/53	3,842,563	3,898,552
4.50%, TBA, 1/1/54	7,000,000	6,833,878
4.50%, 5/20/49	49,812	49,221
4.00%, TBA, 1/1/54	2,000,000	1,910,662
4.00%, 2/20/48	2,941,639	2,852,618
3.00%, TBA, 1/1/54	10,000,000	9,059,684
3.00%, with due dates from 8/20/49 to 4/20/51	11,181,752	10,197,830

		36,591,067
U.S. Government Agency Mortgage Obligations (3.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	298,147	306,516
6.00%, with due dates from 5/1/53 to 5/1/53	1,693,337	1,730,455
5.50%, with due dates from 5/1/53 to 9/1/53	1,974,982	1,996,073
4.00%, 9/1/45	128,360	124,721
3.00%, with due dates from 2/1/47 to 1/1/48	4,236,010	3,827,579
2.50%, with due dates from 8/1/50 to 8/1/51	1,860,432	1,601,490
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,774,286	1,824,042
6.00%, with due dates from 5/1/53 to 6/1/53	2,116,777	2,161,797
4.50%, with due dates from 2/1/39 to 4/1/39	14,454	14,420
4.00%, 1/1/57	434,472	408,577
4.00%, with due dates from 6/1/48 to 5/1/49	3,955,993	3,802,196
3.50%, 6/1/56	1,241,286	1,137,841
3.50%, with due dates from 11/1/51 to 5/1/52	2,740,241	2,531,110
3.00%, with due dates from 4/1/46 to 11/1/48	5,884,090	5,334,416
2.50%, with due dates from 7/1/50 to 8/1/51	17,743,054	15,233,853
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	5,000,000	5,122,653
6.00%, TBA, 1/1/54	3,000,000	3,047,813
5.00%, TBA, 1/1/54	12,000,000	11,879,994
3.50%, TBA, 1/1/54	7,000,000	6,425,782
2.50%, TBA, 1/1/54	17,000,000	14,479,220
2.50%, TBA, 1/1/39	11,000,000	10,141,484

		93,132,032

Total U.S. government and agency mortgage obligations (cost $133,521,991)		$129,723,099

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27(i)	$91,000	$85,912
0.375%, 4/30/25(i)	151,000	142,992
0.125%, 1/15/24(i)	112,000	111,861

Total U.S. treasury obligations (cost $340,765)		$340,765

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.487%, 10/25/53	$410,786	$416,462
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,972,037	367,732
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,765,692	601,832
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,688,562	861,619
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,592,115	713,789
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,835,852	612,074
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,971,038	594,217
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.501%, 3/15/35	17,461	18,089
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,506,979	650,390
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,172,833	374,164
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.597%, 4/15/44	3,208,798	322,149
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,548,186	462,547
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,823,921	568,765
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,646,309	502,731
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,325,288	590,343
FRB Ser. 02-W8, Class 1, IO, 0.30%, 6/25/42(WAC)	174,539	989
REMICs Ser. 01-79, Class BI, IO, 0.235%, 3/25/45(WAC)	66,080	145
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,585	4,780
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.488%, 4/20/51(WAC)	501,585	501,581
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	155,438	32,302
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,390,587	689,103
Ser. 15-H26, Class EI, IO, 1.741%, 10/20/65(WAC)	1,297,148	54,091
FRB Ser. 16-H16, Class LI, IO, 0.775%, 7/20/66(WAC)	6,505,457	253,752

		9,193,646
Commercial mortgage-backed securities (0.8%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.952%, 5/15/53(WAC)	4,126,891	184,132
Arbor Realty Commercial Real Estate CLO, Ltd. 144A FRN Ser. 21-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.576%, 5/15/36 (Cayman Islands)	234,000	231,459
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.553%, 11/17/38 (Cayman Islands)	268,421	265,553
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.581%, 4/15/37	375,557	361,023
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	15,447	43
BANK FRB Ser. 19-BN20, Class XA, IO, 0.811%, 9/15/62(WAC)	3,745,824	134,354
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	484,000	365,363
FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	4,613,495	285,604
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 6.393%, 1/18/36 (Cayman Islands)	375,898	366,125
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	202,894
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.526%, 5/15/38 (Cayman Islands)	534,000	508,709
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	169,726
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	85,533	80,401
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	562,000	455,933
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	570,000	527,969
FRB Ser. 14-GC21, Class XA, IO, 1.107%, 5/10/47(WAC)	2,845,651	195
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.038%, 3/11/47(WAC)	459,000	431,725
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.991%, 11/10/46(WAC)	443,000	405,821
FRB Ser. 14-CR18, Class C, 4.734%, 7/15/47(WAC)	354,000	345,556
FRB Ser. 14-CR17, Class C, 4.732%, 5/10/47(WAC)	597,000	498,861
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	222,389
FRB Ser. 15-LC21, Class B, 4.322%, 7/10/48(WAC)	370,000	297,998
FRB Ser. 15-LC19, Class C, 4.213%, 2/10/48(WAC)	620,000	563,136
FRB Ser. 14-UBS6, Class XA, IO, 0.819%, 12/10/47(WAC)	4,722,564	17,752
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	515,665	469,194
FRB Ser. 13-CR13, Class D, 4.991%, 11/10/46(WAC)	347,000	231,122
FRB Ser. 15-LC23, Class D, 3.546%, 10/10/48(WAC)	336,000	295,045
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.013%, 1/15/49(WAC)	1,119,720	8
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	299,718
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	302,298
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	363,138
FRB Ser. 20-C19, Class XA, IO, 1.099%, 3/15/53(WAC)	6,335,138	322,009
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.75%, 4/15/50(WAC)	545,000	363,744
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.358%, 8/10/44(WAC)	671,314	575,060
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.685%, 6/10/47(WAC)	304,000	190,305
FRB Ser. 14-GC22, Class XA, IO, 0.929%, 6/10/47(WAC)	6,329,036	9,370
GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.359%, 8/10/43(WAC)	246,000	194,591
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.671%, 4/15/47(WAC)	168,000	158,429
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)	247,000	188,662
FRB Ser. 14-C23, Class C, 4.482%, 9/15/47(WAC)	476,000	439,033
FRB Ser. 13-C17, Class XA, IO, 0.329%, 1/15/47(WAC)	398,341	8
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 4.854%, 12/15/46(WAC)	450,000	395,269
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	341,173
FRB Ser. 13-LC11, Class XA, IO, 0.945%, 4/15/46(WAC)	569,043	32
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	141,521	1,123
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	559,000	463,556
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	4,143
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.573%, 7/16/36 (Cayman Islands)	945,630	930,480
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.037%, 2/15/47(WAC)	418,603	409,391
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	71,170	70,814
FRB Ser. 14-C17, Class C, 4.408%, 8/15/47(WAC)	708,000	653,085
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48(WAC)	225,000	213,426
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	235,972
FRB Ser. 14-C17, Class XA, IO, 0.875%, 8/15/47(WAC)	2,621,068	2,495
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.425%, 11/15/45(WAC)	450,000	357,751
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	180,008
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.726%, 8/9/37 (Cayman Islands)	326,000	314,995
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.001%, 12/15/50(WAC)	3,343,368	104,746
FRB Ser. 18-C8, Class XA, IO, 0.809%, 2/15/51(WAC)	3,674,201	103,269
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.573%, 6/16/36	100,080	99,087
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	21,143	329
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	139,000	114,343
FRB Ser. 13-LC12, Class C, 3.954%, 7/15/46(WAC)	272,000	187,373
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	239,869
FRB Ser. 19-C52, Class XA, IO, 1.602%, 8/15/52(WAC)	3,494,151	211,565
FRB Ser. 14-LC16, Class XA, IO, 1.038%, 8/15/50(WAC)	6,565,284	2,482
FRB Ser. 16-LC25, Class XA, IO, 0.821%, 12/15/59(WAC)	4,445,135	85,274
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.954%, 7/15/46(WAC)	518,000	135,826
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 3.998%, 3/15/45(WAC)	849,000	697,638
FRB Ser. 14-C24, Class XA, IO, 0.834%, 11/15/47(WAC)	8,279,605	26,853
FRB Ser. 14-C22, Class XA, IO, 0.76%, 9/15/57(WAC)	16,953,104	47,333
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	206,195	59,756
FRB Ser. 13-C15, Class D, 4.204%, 8/15/46(WAC)	437,000	103,891

		18,117,802
Residential mortgage-backed securities (non-agency) (0.8%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	281,424	284,533
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.66%, 5/25/47	340,382	184,432
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	50,459	48,092
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	61,484	57,083
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	309,998	311,513
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.337%, 8/25/69	255,370	248,101
Ser. 21-C, Class A1, 1.62%, 3/1/61	271,695	256,174
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	255,440
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,129,000	1,063,012
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.31%, 5/25/35(WAC)	98,737	95,855
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	135,667	132,248
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	1,007	1,000
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.132%, 11/20/35	266,980	242,089
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.952%, 6/25/46	388,859	325,245
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.85%, 8/25/46	656,020	554,568
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.652%, 2/20/47	219,446	168,009
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	473,159	290,575
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	160,586	153,585
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	164,338	158,600
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.452%, 12/25/28	206,501	219,608
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.152%, 4/25/28	234,994	245,741
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 8/25/29	122,747	127,657
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.137%, 10/25/50	286,000	320,499
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	474,605	485,926
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 8.137%, 10/25/50	34,132	34,629
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.987%, 7/25/42	485,452	496,678
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/33	384,930	388,546
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.637%, 8/25/42	163,112	166,087
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.537%, 5/25/42	225,199	228,296
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.487%, 9/25/42	65,517	66,141
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 2.06%), 7.402%, 10/25/49	280	282
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 6/25/43	32,118	32,399
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.337%, 4/25/42	86,069	86,851
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.187%, 1/25/42	168,000	167,954
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.137%, 1/25/51	9,338	9,393
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.987%, 1/25/34	43,058	43,232
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.637%, 2/25/42	191,841	191,841
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.337%, 1/25/42	190,873	190,249
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.187%, 9/25/41	82,036	81,266
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 6.137%, 10/25/41	194,129	193,731
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	206,796	201,536
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.402%, 8/25/28	210,991	221,535
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.202%, 8/25/28	293,768	314,128
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.452%, 9/25/28	192,946	202,192
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.352%, 10/25/28	45,376	48,325
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.152%, 4/25/28	455,348	484,664
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 11.002%, 4/25/28	468,659	486,563
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.352%, 11/25/24	4,752	4,938
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.902%, 1/25/29	410,231	429,835
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (US 30 Day Average SOFR + 4.51%), 9.852%, 1/25/24	6,793	6,806
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.802%, 5/25/29	336,813	355,425
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 4/25/29	244,833	256,738
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.702%, 1/25/29	494,784	517,491
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.102%, 9/25/29	47,000	49,044
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.002%, 7/25/29	330,895	342,967
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.352%, 7/25/24	32,609	32,844
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.252%, 2/25/30	83,000	85,761
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.802%, 1/25/31	148,861	152,489
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.652%, 8/25/30	4,994	5,090
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.36%), 6.702%, 7/25/29	9,131	9,137
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.337%, 4/25/42	581,000	594,929
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.287%, 6/25/42	243,385	250,687
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.087%, 5/25/42	120,054	123,430
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.887%, 7/25/42	106,520	109,246
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.51%), 7.852%, 4/25/31	1,831	1,838
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.837%, 9/25/42	136,374	138,742
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.602%, 11/25/39	54,689	55,186
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.502%, 1/25/40	225,402	228,186
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.437%, 3/25/42	177,586	179,695
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.337%, 3/25/42	97,753	98,676
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.237%, 4/25/42	64,270	64,430
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.037%, 7/25/43	12,515	12,562
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.537%, 1/25/42	263,967	263,513
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.337%, 12/25/41	112,984	112,736
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.237%, 11/25/41	33,128	33,036
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.187%, 12/25/41	4,927	4,899
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 6.087%, 10/25/41	5,564	5,577
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	277,183	270,424
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	241,522	217,307
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.038%, 3/25/54	194,573	195,242
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 7.25%, 11/25/59	247,321	258,031
Ser. 20-GS5, Class A1, 6.25%, 6/25/60	120,393	121,833
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	229,367	234,980
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.27%, 2/25/34	304,466	299,163
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	210,546	213,374
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	481,660	485,688
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.295%, 8/25/34	75,426	70,064
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.761%, 8/26/47(WAC)	80,974	78,071
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.595%, 10/25/33	98,221	93,937
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.52%, 10/25/34	190,943	186,059
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	177,762
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	297,786
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	334,564
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.32%, 5/25/47	518,851	416,024
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	82,806	81,605
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	161,773
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.43%, 7/25/45	99,057	93,941
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.27%, 8/25/45	139,333	130,185
FRB Ser. 07-HY2, Class 1A1, 3.918%, 12/25/36(WAC)	210,842	189,038

		19,698,887

Total mortgage-backed securities (cost $49,105,187)		$47,010,335

COLLATERALIZED LOAN OBLIGATIONS (0.6%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.744%, 4/23/34 (Cayman Islands)	$250,000	$249,660
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.755%, 4/15/34 (Cayman Islands)	283,000	282,987
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.742%, 1/21/35 (Cayman Islands)	315,000	314,122
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.79%, 10/25/32 (Cayman Islands)	300,000	297,096
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.834%, 4/15/35 (Cayman Islands)	250,000	250,033
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.165%, 7/24/36 (Jersey)	308,000	309,846
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/34	250,000	246,754
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.166%, 4/20/36 (Cayman Islands)	296,000	296,130
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.924%, 11/22/34 (Cayman Islands)	461,000	454,795
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.825%, 10/15/34 (Cayman Islands)	250,000	249,997
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.854%, 7/17/34 (Cayman Islands)	246,000	245,475
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.727%, 4/20/34 (Cayman Islands)	150,000	149,240
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.374%, 10/21/31	400,000	397,066
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.847%, 7/20/34 (Cayman Islands)	250,000	249,215
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.895%, 7/15/36	332,000	331,414
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.845%, 7/15/34 (Cayman Islands)	250,000	248,862
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class A1, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/30	341,447	341,531
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.097%, 10/17/36 (Cayman Islands)	250,000	250,844
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.194%, 4/16/36 (Cayman Islands)	250,000	250,645
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (CME Term SOFR 3 Month + 1.63%), 7.025%, 4/15/33 (Cayman Islands)	250,000	250,004
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	250,000	250,001
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.897%, 4/20/34 (Cayman Islands)	250,000	248,787
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.452%, 4/28/31 (Cayman Islands)	400,000	399,056
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.907%, 7/20/34 (Cayman Islands)	200,000	199,689
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.934%, 4/17/34 (Cayman Islands)	250,000	249,754
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.822%, 7/28/34	500,000	499,976
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.88%, 7/25/34 (Cayman Islands)	250,000	249,554
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.49%, 7/25/34 (Cayman Islands)	286,000	285,979
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.531%, 7/16/36 (Cayman Islands)	250,000	250,401
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.757%, 4/20/31 (Cayman Islands)	316,000	312,846
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	500,000	499,106
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.975%, 4/15/32 (Cayman Islands)	323,000	320,860
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.945%, 1/15/35 (Cayman Islands)	250,000	247,629
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.905%, 8/26/34 (Cayman Islands)	250,000	246,594
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.641%, 5/15/32 (Cayman Islands)	628,000	627,942
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 7.067%, 1/20/34 (Cayman Islands)	500,000	500,022
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.327%, 4/20/34 (Cayman Islands)	300,000	299,171
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.38%), 6.775%, 4/15/36 (Cayman Islands)	297,000	296,903
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	250,000	249,993
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.477%, 7/20/34 (Cayman Islands)	250,000	248,537
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (CME Term SOFR 3 Month + 1.47%), 6.887%, 7/20/32 (Cayman Islands)	250,000	248,005
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.825%, 7/15/34 (Cayman Islands)	500,000	497,145
Sound Point CLO XXV, Ltd. 144A FRB Ser. 22-4A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.658%, 4/25/33 (Cayman Islands)	250,000	245,006
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.847%, 7/20/34 (Cayman Islands)	322,000	321,679
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.82%, 7/25/34 (Cayman Islands)	200,000	200,006
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 7.46%, 4/28/36 (Cayman Islands)	250,000	251,652
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.805%, 7/15/32 (Cayman Islands)	200,000	197,454
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.835%, 7/15/32 (Cayman Islands)	200,000	198,406
Venture CLO, Ltd. 144A FRB Ser. 23-48A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.272%, 10/20/36 (Jersey)	200,000	200,154
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.915%, 1/15/32 (Cayman Islands)	250,000	248,182
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.377%, 1/20/29 (Cayman Islands)	250,000	248,149
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (CME Term SOFR 3 Month + 1.59%), 7.007%, 10/20/33	245,000	244,053

Total collateralized loan obligations (cost $15,141,286)		$15,248,407

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$259,500
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	326,500
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	390,705
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		760,000	679,695
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	390,360
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	300,862
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		225,000	206,719
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		350,000	345,188
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		430,000	391,300
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	615,073
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	271,556
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	243,800
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		565,000	564,294
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	685,688
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		300,000	342,555
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	522,601
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		490,000	388,938
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	226,838
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	176,750
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	600,883
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	352,800
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		290,000	239,367
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		820,000	693,738
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		240,000	244,325
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	111,886

Total foreign government and agency bonds and notes (cost $9,876,160)			$9,571,921

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	$213,416	$177,803
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.427%, 4/20/28	384,000	393,961
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.106%, 10/19/27	184,342	184,649
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	160,000	136,742
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	141,611	140,372
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.848%, 12/20/29	35,716	35,797
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	291,967	288,559
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	69,475	67,730
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	261,279	256,532
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.36%, 12/31/30	252,660	252,976
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.498%, 2/19/29	82,000	82,216
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.65%, 7/22/27	153,563	153,391
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.47%, 12/1/27	179,913	180,490
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.662%, 6/8/30	34,652	34,782
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.72%, 5/1/26	147,114	125,324
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.456%, 12/15/27	171,989	172,111
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	185,870	174,371
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.706%, 10/15/28	54,725	54,816
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	88,831	88,427
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.86%, 9/21/28	217,689	215,473
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.86%, 4/15/28	158,539	131,112
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.507%, 4/11/29	174,125	158,671
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	314,802	315,686
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 4/3/28	114,425	114,682
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	130,630	112,342
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	347,094	268,925
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.206%, 1/29/28	287,189	283,599
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	210,000	211,575
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27	125,000	15,000
TK Elevator US Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.871%, 7/31/27	117,034	117,180
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	155,000	155,028
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.22%, 4/21/28	178,027	178,422
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.974%, 3/2/27	385,915	387,026
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.72%, 3/19/28	232,938	233,753

Total senior loans (cost $6,118,079)		$5,899,523

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4500.00	$72,177,068	$15,132	$2,316,327
S&P 500 Index (Put)	Jun-24/4500.00	72,177,068	15,132	1,161,030

Total purchased options outstanding (cost $6,160,237)				$3,477,357

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	31,010	$1,568,486

Total investment companies (cost $1,470,740)		$1,568,486

ASSET-BACKED SECURITIES (—%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.22%, 5/7/24	$506,133	$505,184
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.306%, 6/29/24	585,000	584,794
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.07%, 1/25/46	43,443	43,339

Total asset-backed securities (cost $1,132,299)		$1,133,317

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$130,000	$93,847
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	230,000	180,274

Total convertible bonds and notes (cost $310,456)		$274,121

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,441	$249,584

Total convertible preferred stocks (cost $222,050)		$249,584

SHORT-TERM INVESTMENTS (4.0%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.53%(AFF)	Shares	85,119,201	$85,119,201
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%(P)	Shares	4,273,000	4,273,000
U.S. Treasury Bills 5.454%, 1/23/24(SEG)(SEGSF)		$4,500,000	4,486,169
U.S. Treasury Bills 5.426%, 2/22/24(SEG)(SEGSF)		1,100,000	1,091,824
U.S. Treasury Bills 5.394%, 3/21/24(SEG)(SEGSF)		900,000	889,747

Total short-term investments (cost $95,858,820)			$95,859,941
TOTAL INVESTMENTS

Total investments (cost $1,806,314,369)			$2,423,412,121

	FORWARD CURRENCY CONTRACTS at 12/31/23 (aggregate face value $104,567,489) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/20/24	$7,711,746	$7,624,855	$(86,891)
		Canadian Dollar	Sell	1/17/24	1,958,473	1,890,218	(68,255)
		New Taiwan Dollar	Buy	2/21/24	5,225,188	5,011,682	213,506
		Singapore Dollar	Buy	2/21/24	572,378	555,957	16,421
	Citibank, N.A.
		British Pound	Sell	3/20/24	6,138,105	6,068,788	(69,317)
		Hong Kong Dollar	Buy	2/21/24	373,035	372,525	510
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	2/21/24	7,182,227	7,014,136	168,091
		Euro	Sell	3/20/24	160,122	156,831	(3,291)
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	2/21/24	6,137,776	5,993,346	144,430
	JPMorgan Chase Bank N.A.
		Euro	Sell	3/20/24	115,607	113,229	(2,378)
		Norwegian Krone	Sell	3/20/24	566,431	533,004	(33,427)
		South Korean Won	Buy	2/21/24	5,754,528	5,692,536	61,992
		Swedish Krona	Buy	3/20/24	3,089,950	2,977,080	112,870
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/20/24	2,191,698	2,167,415	(24,283)
		Euro	Sell	3/20/24	10,011,832	9,805,064	(206,768)
		Swedish Krona	Buy	3/20/24	4,323,047	4,163,898	159,149
	NatWest Markets PLC
		Canadian Dollar	Sell	1/17/24	6,934,481	6,692,997	(241,484)
		Euro	Sell	3/20/24	6,835,747	6,695,313	(140,434)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/17/24	2,606,224	2,421,836	184,388
		Chinese Yuan (Offshore)	Buy	2/21/24	2,542,607	2,482,435	60,172
		Danish Krone	Buy	3/20/24	2,352,604	2,299,870	52,734
		Euro	Sell	3/20/24	7,719,629	7,560,654	(158,975)
		Swiss Franc	Buy	3/20/24	5,439,856	5,254,294	185,562
	UBS AG
		British Pound	Sell	3/20/24	876,143	866,172	(9,971)
		Euro	Sell	3/20/24	92,353	90,463	(1,890)
	WestPac Banking Corp.
		Euro	Sell	3/20/24	8,303,864	8,134,087	(169,777)
		Japanese Yen	Sell	2/21/24	2,033,991	1,928,804	(105,187)

	Unrealized appreciation						1,359,825

	Unrealized (depreciation)						(1,322,328)

	Total						$37,497
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	213	$23,815,115	$23,988,060	Mar-24	$899,424
S&P 500 Index E-Mini (Long)	20	4,769,830	4,820,000	Mar-24	707
S&P 500 Index E-Mini (Short)	168	40,066,572	40,488,000	Mar-24	(1,288,856)
S&P Mid Cap 400 Index E-Mini (Long)	2	556,308	561,900	Mar-24	22
U.S. Treasury Bond 30 yr (Long)	130	16,241,875	16,241,876	Mar-24	1,147,161
U.S. Treasury Bond Ultra 30 yr (Long)	149	19,905,469	19,905,469	Mar-24	1,751,368
U.S. Treasury Bond Ultra 30 yr (Short)	6	801,563	801,563	Mar-24	(72,107)
U.S. Treasury Note 2 yr (Long)	215	44,271,523	44,271,523	Mar-24	418,024
U.S. Treasury Note 5 yr (Long)	388	42,204,094	42,204,094	Mar-24	960,651
U.S. Treasury Note 5 yr (Short)	26	2,828,109	2,828,109	Mar-24	(65,871)
U.S. Treasury Note 10 yr (Long)	258	29,125,781	29,125,782	Mar-24	956,888
U.S. Treasury Note Ultra 10 yr (Long)	6	708,094	708,094	Mar-24	31,533

Unrealized appreciation					6,165,778

Unrealized (depreciation)					(1,426,834)

Total					$4,738,944

WRITTEN OPTIONS OUTSTANDING at 12/31/23 (premiums $1,108,419) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3500.00	$72,177,068	$15,132	$600,358

Total				$600,358

TBA SALE COMMITMENTS OUTSTANDING at 12/31/23 (proceeds receivable $13,076,484) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/54	$4,000,000	1/16/24	$4,019,690
Uniform Mortgage-Backed Securities, 4.50%, 1/1/54	4,000,000	1/16/24	3,880,623
Uniform Mortgage-Backed Securities, 4.00%, 1/1/54	3,000,000	1/16/24	2,839,217
Uniform Mortgage-Backed Securities, 3.00%, 1/1/54	3,000,000	1/16/24	2,655,469

Total			$13,394,999

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$29,928,000	$328,310	(E)	$(244,779)	3/20/26	US SOFR — Annually	4.40% — Annually	$83,531
		73,216,000	803,180	(E)	598,495	3/20/26	4.40% — Annually	US SOFR — Annually	(206,534)
		25,821,000	787,799	(E)	672,014	3/20/29	4.10% — Annually	US SOFR — Annually	(115,784)
		17,568,000	563,230	(E)	(497,689)	3/20/34	US SOFR — Annually	3.80% — Annually	65,542
		12,379,000	396,871	(E)	350,502	3/20/34	3.80% — Annually	US SOFR — Annually	(46,369)
		5,252,000	215,542	(E)	(208,031)	3/20/54	US SOFR — Annually	3.50% — Annually	7,511
		1,630,000	66,895	(E)	64,502	3/20/54	3.50% — Annually	US SOFR — Annually	(2,393)

	Total				$735,014				$(214,496)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$75,001,058	$76,638,786	$—	12/16/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$1,518,869
	74,994,699	76,932,621	—	12/16/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(1,822,320)
	Goldman Sachs International
	133,196,492	135,306,250	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,943,350
	123,922,388	125,934,232	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,890,314)

	Upfront premium received		—	Unrealized appreciation			3,462,219

	Upfront premium (paid)		—	Unrealized (depreciation)			(3,712,634)

		Total	$—			Total	$(250,415)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toll Brothers, Inc.	Consumer cyclicals	9,712	$998,316	1.30%
Expedia Group, Inc.	Consumer cyclicals	6,414	973,605	1.27%
Booking Holdings, Inc.	Consumer cyclicals	272	963,633	1.26%
Smartsheet, Inc. Class A	Technology	19,578	936,205	1.22%
MGIC Investment Corp.	Financials	48,485	935,270	1.22%
Uber Technologies, Inc.	Consumer staples	15,117	930,739	1.21%
Pinterest, Inc. Class A	Technology	24,931	923,430	1.20%
NRG Energy, Inc.	Utilities and power	17,614	910,650	1.19%
Gartner, Inc.	Consumer cyclicals	2,010	906,926	1.18%
Vornado Realty Trust	Financials	32,072	906,023	1.18%
Applied Materials, Inc.	Technology	5,571	902,825	1.18%
Valero Energy Corp.	Energy	6,830	887,950	1.16%
Cadence Design Systems, Inc.	Technology	3,256	886,818	1.16%
Vertiv Holdings Co.	Capital goods	18,391	883,318	1.15%
Targa Resources Corp.	Energy	10,032	871,437	1.14%
American International Group, Inc.	Financials	12,707	860,885	1.12%
Textron, Inc.	Capital goods	10,681	858,987	1.12%
Allison Transmission Holdings, Inc.	Capital goods	14,697	854,605	1.12%
Procore Technologies, Inc.	Technology	12,329	853,447	1.11%
MGM Resorts International	Consumer cyclicals	19,051	851,201	1.11%
O'Reilly Automotive, Inc.	Consumer cyclicals	889	844,476	1.10%
Manhattan Associates, Inc.	Technology	3,910	841,828	1.10%
Synopsys, Inc.	Technology	1,635	841,732	1.10%
Constellation Energy Corp.	Utilities and power	7,094	829,229	1.08%
Marathon Oil Corp.	Energy	34,059	822,865	1.07%
General Motors Co.	Consumer cyclicals	22,715	815,932	1.06%
Pure Storage, Inc. Class A	Technology	22,691	809,148	1.06%
NVR, Inc.	Consumer cyclicals	114	800,729	1.04%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	18,328	780,232	1.02%
Live Nation Entertainment, Inc.	Consumer cyclicals	8,256	772,780	1.01%
Wintrust Financial Corp.	Financials	8,296	769,446	1.00%
East West Bancorp, Inc.	Financials	10,639	765,488	1.00%
Unum Group	Financials	16,855	762,172	0.99%
Autonation, Inc.	Consumer cyclicals	5,000	750,940	0.98%
ON Semiconductor Corp.	Technology	8,976	749,753	0.98%
Coinbase Global, Inc. Class A	Financials	4,297	747,384	0.98%
Jacobs Solutions, Inc.	Capital goods	5,712	741,415	0.97%
Roku, Inc.	Technology	7,989	732,227	0.96%
Apartment Income REIT Corp.	Financials	20,773	721,451	0.94%
Johnson Controls International PLC	Capital goods	12,476	719,096	0.94%
Ulta Beauty, Inc.	Consumer staples	1,451	711,087	0.93%
Equitable Holdings, Inc.	Financials	21,315	709,785	0.93%
Molina Healthcare, Inc.	Health care	1,911	690,515	0.90%
Curtiss-Wright Corp.	Capital goods	2,998	667,874	0.87%
J.M. Smucker Co. (The)	Consumer staples	5,167	653,015	0.85%
Regeneron Pharmaceuticals, Inc.	Health care	737	647,416	0.84%
Hologic, Inc.	Health care	8,922	637,465	0.83%
Genuine Parts Co.	Consumer cyclicals	4,590	635,660	0.83%
Paycom Software, Inc.	Technology	3,071	634,807	0.83%
Boyd Gaming Corp.	Consumer cyclicals	9,588	600,322	0.78%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	7,776	$1,006,916	1.31%
D.R. Horton, Inc.	Consumer cyclicals	6,464	982,362	1.28%
Tesla, Inc.	Consumer cyclicals	3,865	960,373	1.25%
Equifax, Inc.	Consumer cyclicals	3,872	957,510	1.24%
NortonLifeLock, Inc.	Technology	41,599	949,288	1.23%
IBM Corp.	Technology	5,674	928,018	1.21%
Lithia Motors, Inc.	Consumer cyclicals	2,773	913,009	1.19%
Jack Henry & Associates, Inc.	Technology	5,570	910,268	1.18%
Take-Two Interactive Software, Inc.	Technology	5,625	905,355	1.18%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	7,991	891,427	1.16%
Ross Stores, Inc.	Consumer cyclicals	6,400	885,666	1.15%
New Fortress Energy, Inc.	Energy	23,179	874,544	1.14%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,835	866,685	1.13%
Berkshire Hathaway, Inc. Class B	Financials	2,426	865,381	1.12%
RPM International, Inc.	Basic materials	7,732	863,159	1.12%
DT Midstream, Inc.	Energy	15,393	843,529	1.10%
BWX Technologies, Inc.	Capital goods	10,985	842,869	1.10%
Carnival Corp.	Consumer cyclicals	45,334	840,486	1.09%
Thor Industries, Inc.	Consumer cyclicals	7,056	834,361	1.08%
Five Below, Inc.	Consumer cyclicals	3,898	830,846	1.08%
DoubleVerify Holdings, Inc.	Technology	22,470	826,441	1.07%
Tyler Technologies, Inc.	Technology	1,909	798,229	1.04%
TD SYNNEX Corp.	Technology	7,407	797,066	1.04%
Watsco, Inc.	Consumer staples	1,837	786,900	1.02%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	38,430	770,135	1.00%
Welltower, Inc.	Financials	8,470	763,773	0.99%
Domino's Pizza, Inc.	Consumer staples	1,843	759,647	0.99%
Bunge Global SA	Basic materials	7,467	753,800	0.98%
Digital Realty Trust, Inc.	Financials	5,518	742,637	0.97%
Texas Instruments, Inc.	Technology	4,321	736,492	0.96%
Universal Health Services, Inc. Class B	Health care	4,826	735,701	0.96%
Amdocs, Ltd.	Technology	8,294	728,964	0.95%
New York Community Bancorp, Inc.	Financials	70,506	721,277	0.94%
PTC, Inc.	Technology	4,115	720,035	0.94%
Healthcare Realty Trust, Inc.	Financials	41,138	708,806	0.92%
Ciena Corp.	Technology	15,486	697,047	0.91%
Exact Sciences Corp.	Health care	9,219	681,989	0.89%
Kinsale Capital Group, Inc.	Financials	2,029	679,612	0.88%
T Rowe Price Group, Inc.	Financials	6,273	675,582	0.88%
Generac Holdings, Inc.	Capital goods	5,222	674,955	0.88%
Cabot Oil & Gas Corp.	Energy	26,402	673,777	0.88%
BioMarin Pharmaceutical, Inc.	Health care	6,927	667,919	0.87%
Cooper Cos., Inc. (The)	Health care	1,764	667,560	0.87%
Boeing Co. (The)	Capital goods	2,451	638,959	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	6,906	629,216	0.82%
Unity Software, Inc.	Technology	15,232	622,843	0.81%
CarMax, Inc.	Consumer cyclicals	7,834	601,162	0.78%
ZoomInfo Technologies, Inc. Class A	Technology	32,303	597,286	0.78%
agilon health, Inc.	Health care	47,109	591,213	0.77%
Zoom Video Communications, Inc. Class A	Technology	8,119	583,802	0.76%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
ArcelorMittal SA (France)	Basic materials	27,309	$774,525	0.57%
Weyerhaeuser Co.	Basic materials	22,195	771,726	0.57%
Meta Platforms, Inc. Class A	Technology	2,172	768,690	0.57%
SS&C Technologies Holdings, Inc.	Technology	12,304	751,874	0.56%
TOPPAN Holdings, Inc. (Japan)	Consumer cyclicals	26,898	750,762	0.55%
3M Co.	Conglomerates	6,821	745,638	0.55%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	26,576	740,229	0.55%
Holcim AG (Switzerland)	Basic materials	9,379	735,715	0.54%
Rio Tinto, Ltd. (Australia)	Basic materials	7,946	735,515	0.54%
RWE AG (Germany)	Utilities and power	16,009	728,231	0.54%
Iberdrola SA (Spain)	Utilities and power	55,252	724,479	0.54%
Central Japan Railway Co. (Japan)	Transportation	28,084	713,963	0.53%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	9,936	712,126	0.53%
E.ON SE (Germany)	Utilities and power	52,862	709,490	0.52%
Exor NV (Netherlands)	Financials	7,069	706,717	0.52%
ConocoPhillips	Energy	6,072	704,760	0.52%
ENGIE SA (France)	Utilities and power	40,017	703,655	0.52%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	4,938	702,074	0.52%
Sandvik AB (Sweden)	Capital goods	32,379	700,720	0.52%
PepsiCo, Inc.	Consumer staples	4,113	698,536	0.52%
Automatic Data Processing, Inc.	Consumer cyclicals	2,996	697,905	0.52%
SSE PLC (United Kingdom)	Utilities and power	29,470	697,278	0.52%
Consolidated Edison, Inc.	Utilities and power	7,613	692,599	0.51%
Electronic Arts, Inc.	Technology	5,048	690,553	0.51%
Smiths Group PLC (United Kingdom)	Capital goods	30,702	690,226	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	47,494	684,715	0.51%
Leidos Holdings, Inc.	Technology	6,307	682,700	0.50%
Globe Life, Inc.	Financials	5,597	681,322	0.50%
Deutsche Telekom AG (Germany)	Communication services	28,346	681,055	0.50%
Endesa SA (Spain)	Utilities and power	32,947	671,847	0.50%
Siemens AG (Germany)	Conglomerates	3,535	663,522	0.49%
TE Connectivity, Ltd.	Technology	4,690	659,013	0.49%
Alphabet, Inc. Class A	Technology	4,711	658,037	0.49%
Norsk Hydro ASA (Norway)	Energy	97,416	656,112	0.48%
Verisk Analytics, Inc.	Consumer cyclicals	2,739	654,318	0.48%
NetApp, Inc.	Technology	7,350	647,980	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	65,422	644,745	0.48%
MSCI, Inc.	Technology	1,136	642,586	0.47%
Garmin, Ltd.	Technology	4,995	642,064	0.47%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	27,953	642,016	0.47%
FactSet Research Systems, Inc.	Consumer cyclicals	1,338	638,178	0.47%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	42,236	618,945	0.46%
Veralto Corp.	Capital goods	7,510	617,798	0.46%
Keysight Technologies, Inc.	Technology	3,880	617,207	0.46%
Repsol SA (Spain)	Energy	41,417	615,349	0.45%
Colgate-Palmolive Co.	Consumer staples	7,694	613,315	0.45%
Hershey Co. (The)	Consumer staples	3,264	608,557	0.45%
Arkema SA (France)	Basic materials	5,338	607,302	0.45%
Mondi PLC (Austria)	Basic materials	30,860	604,856	0.45%
Lockheed Martin Corp.	Capital goods	1,329	602,469	0.45%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Straumann Holding AG (Switzerland)	Health care	4,568	$736,481	0.58%
Entegris, Inc.	Technology	6,053	725,299	0.58%
Commonwealth Bank of Australia (Australia)	Financials	9,297	708,327	0.56%
Heineken NV (Netherlands)	Consumer staples	6,978	708,206	0.56%
Equifax, Inc.	Consumer cyclicals	2,861	707,453	0.56%
Westlake Corp.	Basic materials	4,934	690,498	0.55%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	30,731	686,758	0.55%
Honeywell International, Inc.	Capital goods	3,262	684,102	0.54%
Southwest Airlines Co.	Transportation	23,617	682,059	0.54%
Ingersoll Rand, Inc.	Capital goods	8,819	682,024	0.54%
Keppel Corp., Ltd. (Singapore)	Capital goods	126,774	679,138	0.54%
Magna International, Inc. (Canada)	Consumer cyclicals	11,477	678,129	0.54%
T-Mobile US, Inc.	Communication services	4,200	673,318	0.53%
Ferrovial SE (Netherlands)	Basic materials	18,344	668,687	0.53%
Realty Income Corp.	Financials	11,518	661,382	0.53%
Visa, Inc. Class A	Financials	2,526	657,564	0.52%
Duke Energy Corp.	Utilities and power	6,716	651,727	0.52%
Diamondback Energy, Inc.	Energy	4,193	650,283	0.52%
Cellnex Telecom, SA 144A (Spain)	Communication services	16,503	649,664	0.52%
RELX PLC (United Kingdom)	Consumer cyclicals	16,293	645,879	0.51%
CMS Energy Corp.	Utilities and power	11,099	644,496	0.51%
Pernod Ricard SA (France)	Consumer staples	3,612	637,082	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	234,498	634,330	0.50%
Waste Connections, Inc.	Capital goods	4,216	629,301	0.50%
Toyota Motor Corp. (Japan)	Consumer cyclicals	34,085	626,214	0.50%
WEC Energy Group, Inc.	Utilities and power	7,417	624,329	0.50%
REA Group, Ltd. (Australia)	Technology	4,976	614,218	0.49%
Orange SA (France)	Communication services	52,933	602,122	0.48%
Antofagasta PLC (Chile)	Basic materials	28,035	600,172	0.48%
Davide Campari-Milano NV (Italy)	Consumer staples	52,781	595,202	0.47%
Imperial Brands PLC (United Kingdom)	Consumer staples	25,745	592,809	0.47%
CenterPoint Energy, Inc.	Utilities and power	20,585	588,111	0.47%
Waste Management, Inc.	Capital goods	3,282	587,734	0.47%
Kering SA (France)	Consumer cyclicals	1,316	579,557	0.46%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	15,419	574,203	0.46%
Williams Cos., Inc. (The)	Energy	16,169	563,170	0.45%
Edison International	Utilities and power	7,875	563,013	0.45%
Kyocera Corp. (Japan)	Technology	38,550	562,661	0.45%
FirstEnergy Corp.	Utilities and power	15,296	560,767	0.45%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	6,943	558,445	0.44%
Sempra	Utilities and power	7,397	552,747	0.44%
SIG Combibloc Group AG (Switzerland)	Basic materials	23,653	544,186	0.43%
Masco Corp.	Consumer cyclicals	8,108	543,091	0.43%
Air Liquide SA (France)	Basic materials	2,747	533,999	0.42%
Hermes International (France)	Consumer cyclicals	247	522,488	0.41%
Volkswagen AG (Preference) (Germany)	Consumer cyclicals	4,170	514,650	0.41%
Orica, Ltd. (Australia)	Basic materials	47,374	514,589	0.41%
Allianz SE (Germany)	Financials	1,908	509,671	0.40%
PG&E Corp.	Utilities and power	28,245	509,254	0.40%
Ashtead Group PLC (United Kingdom)	Consumer staples	7,310	508,925	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$62	$464	$60	5/11/63	300 bp — Monthly	$2
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B+/P	47,989	164,375	48,277	5/11/63	500 bp — Monthly	(128)
	CMBX NA BB.7 Index	B-/P	130,963	358,327	127,672	1/17/47	500 bp — Monthly	3,690
	CMBX NA BB.9 Index	B/P	1,262	3,000	1,145	9/17/58	500 bp — Monthly	120
	CMBX NA BBB-.10 Index	BB/P	21,039	70,000	16,786	11/17/59	300 bp — Monthly	4,294
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	3,286	35,832	4,260	1/17/47	200 bp — Monthly	(955)
	CMBX NA BB.7 Index	B-/P	10,567	64,190	22,871	1/17/47	500 bp — Monthly	(12,232)
	CMBX NA BBB-.7 Index	BB/P	6,165	46,347	8,806	1/17/47	300 bp — Monthly	(2,605)
	Goldman Sachs International
	CMBX NA BBB-.7 Index	BB/P	46,562	226,982	43,127	1/17/47	300 bp — Monthly	3,577
	JPMorgan Securities LLC
	CMBX NA A.7 Index	A-/P	7,192	74,385	8,844	1/17/47	200 bp — Monthly	(1,613)
	CMBX NA BB.10 Index	B-/P	4,092	51,000	21,782	5/11/63	500 bp — Monthly	(17,640)
	CMBX NA BB.6 Index	B+/P	4,633	5,360	1,574	5/11/63	500 bp — Monthly	3,064
	CMBX NA BBB-.8 Index	BB-/P	3,431	22,000	3,309	10/17/57	300 bp — Monthly	135
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	9,084	72,000	6,941	12/16/72	200 bp — Monthly	2,171
	CMBX NA BB.6 Index	B+/P	40,053	134,001	39,356	5/11/63	500 bp — Monthly	828

Upfront premium received			336,380		Unrealized appreciation			17,881

Upfront premium (paid)			—		Unrealized (depreciation)			(35,173)

	Total		$336,380				Total	$(17,292)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$110,216	$13,105	1/17/47	(200 bp) — Monthly	$11,245
	CMBX NA BB.10 Index	(130,864)	282,000	120,442	11/17/59	(500 bp) — Monthly	(10,698)
	CMBX NA BB.8 Index	(16,021)	35,757	14,639	10/17/57	(500 bp) — Monthly	(1,417)
	CMBX NA BBB-.12 Index	(60,731)	214,000	50,119	8/17/61	(300 bp) — Monthly	(10,737)
	CMBX NA BBB-.6 Index	(64)	464	60	5/11/63	(300 bp) — Monthly	(4)
	CMBX NA BBB-.9 Index	(4,732)	20,000	3,496	9/17/58	(300 bp) — Monthly	(1,247)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	43,137	11/17/59	(500 bp) — Monthly	29,563
	CMBX NA BB.10 Index	(11,892)	100,000	42,710	11/17/59	(500 bp) — Monthly	30,721
	CMBX NA BB.10 Index	(6,588)	53,000	22,636	11/17/59	(500 bp) — Monthly	15,997
	CMBX NA BB.7 Index	(8,878)	299,567	87,983	5/11/63	(500 bp) — Monthly	82,798
	CMBX NA BB.7 Index	(28,223)	124,318	44,294	1/17/47	(500 bp) — Monthly	15,932
	CMBX NA BB.7 Index	(8,060)	39,814	14,186	1/17/47	(500 bp) — Monthly	6,081
	CMBX NA BB.8 Index	(1,227)	6,765	2,770	10/17/57	(500 bp) — Monthly	1,536
	Goldman Sachs International
	CMBX NA BB.10 Index	(21,618)	48,000	20,501	11/17/59	(500 bp) — Monthly	(1,164)
	CMBX NA BB.6 Index	(1,215)	4,169	1,224	5/11/63	(500 bp) — Monthly	5
	CMBX NA BB.7 Index	(97,420)	277,074	98,721	1/17/47	(500 bp) — Monthly	1,031
	CMBX NA BB.8 Index	(33,481)	79,245	32,443	10/17/57	(500 bp) — Monthly	(1,115)
	CMBX NA BBB-.12 Index	(93,621)	355,000	83,141	8/17/61	(300 bp) — Monthly	(10,687)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(7,834)	13,001	4,632	1/17/47	(500 bp) — Monthly	(3,217)
	CMBX NA BBB-.10 Index	(18,410)	146,000	35,011	11/17/59	(300 bp) — Monthly	16,516
	CMBX NA BBB-.7 Index	(96,253)	243,619	46,288	1/17/47	(300 bp) — Monthly	(50,154)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	41,429	11/17/59	(500 bp) — Monthly	35,815
	CMBX NA BBB-.10 Index	(12,134)	56,000	13,429	11/17/59	(300 bp) — Monthly	1,263
	CMBX NA BBB-.9 Index	(4,816)	26,000	4,545	9/17/58	(300 bp) — Monthly	(287)
	CMBX NA BBB-.9 Index	(371)	2,000	350	9/17/58	(300 bp) — Monthly	(22)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(56,474)	119,000	50,825	11/17/59	(500 bp) — Monthly	(5,765)
	CMBX NA BB.7 Index	(7,257)	19,501	6,948	1/17/47	(500 bp) — Monthly	(331)
	CMBX NA BB.8 Index	(1,757)	3,866	1,583	10/17/57	(500 bp) — Monthly	(178)
	CMBX NA BB.9 Index	(1,271)	3,000	1,145	9/17/58	(500 bp) — Monthly	(128)
	CMBX NA BBB-.10 Index	(7,114)	22,000	5,276	11/17/59	(300 bp) — Monthly	(1,851)
	CMBX NA BBB-.12 Index	(44,851)	141,000	33,022	8/17/61	(300 bp) — Monthly	(11,911)
	CMBX NA BBB-.7 Index	(5,407)	24,362	4,629	1/17/47	(300 bp) — Monthly	(797)
	CMBX NA BBB-.8 Index	(14,616)	71,000	10,678	10/17/57	(300 bp) — Monthly	(3,979)

Upfront premium received		—			Unrealized appreciation		248,503

Upfront premium (paid)		(823,997)			Unrealized (depreciation)		(115,689)

	Total	$(823,997)				Total	$132,814
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 41 Index	B+/P	$16,598	$5,586,570	$326,814	12/20/28	500 bp — Quarterly	$352,723
	CDX NA IG Series 41 Index	BBB+/P	(505,667)	37,200,000	725,028	12/20/28	100 bp — Quarterly	231,761

	Total		$(489,069)					$584,484
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through December 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,367,077,040.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/23
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$99,114,684	$46,514,991	$60,510,474	$1,330,295	$85,119,201

	Total Short-term investments	$99,114,684	$46,514,991	$60,510,474	$1,330,295	$85,119,201
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,541,137.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $886,458.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.5%
	Japan	3.1
	United Kingdom	2.7
	France	2.3
	Germany	1.2
	Switzerland	1.0
	Netherlands	0.8
	Canada	0.8
	India	0.8
	Australia	0.8
	China	0.8
	Ireland	0.7
	Italy	0.7
	Cayman Islands	0.6
	Taiwan	0.5
	South Korea	0.5
	Spain	0.5
	Denmark	0.5
	Indonesia	0.5
	Other	2.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing the return on a security owned, for enhancing the return on securities owned, for gaining exposure to securities and for managing downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rate and for hedging prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $1,343,421 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to speciic sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $1,328,305 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $976,427 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $886,458 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$58,746,512	$37,092,406	$—
Capital goods	59,305,291	27,661,540	—
Communication services	27,764,352	4,037,814	—
Conglomerates	12,205,539	12,454,558	—
Consumer cyclicals	249,258,881	63,602,925	—
Consumer staples	85,799,795	41,898,092	—
Energy	57,985,402	15,791,007	—
Financials	192,767,322	80,808,623	—
Health care	187,696,208	46,541,406	11,068
Technology	488,802,538	65,709,444	—
Transportation	30,294,496	5,721,169	—
Utilities and power	37,082,216	12,106,858	—

Total common stocks	1,487,708,552	413,425,842	11,068
Asset-backed securities	—	1,133,317	—
Collateralized loan obligations	—	15,248,407	—
Convertible bonds and notes	—	274,121	—
Convertible preferred stocks	—	249,584	—
Corporate bonds and notes	—	211,909,803	—
Foreign government and agency bonds and notes	—	9,571,921	—
Investment companies	1,568,486	—	—
Mortgage-backed securities	—	47,010,335	—
Purchased options outstanding	—	3,477,357	—
Senior loans	—	5,899,523	—
U.S. government and agency mortgage obligations	—	129,723,099	—
U.S. treasury obligations	—	340,765	—
Short-term investments	4,273,000	91,586,941	—

Totals by level	$1,493,550,038	$929,851,015	$11,068
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$37,497	$—
Futures contracts	4,738,944	—	—
Written options outstanding	—	(600,358)	—
TBA sale commitments	—	(13,394,999)	—
Interest rate swap contracts	—	(949,510)	—
Total return swap contracts	—	(250,415)	—
Credit default contracts	—	1,676,692	—

Totals by level	$4,738,944	$(13,481,093)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$30,000
Written equity option contracts (contract amount)	$15,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$111,100,000
Centrally cleared interest rate swap contracts (notional)	$165,400,000
OTC total return swap contracts (notional)	$403,100,000
OTC credit default contracts (notional)	$4,700,000
Centrally cleared credit default contracts (notional)	$41,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com